UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2010

Date of reporting period: 12/31/2009

ITEM 1.

REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended December 31, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

Catalyst Value Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Groesbeck Growth of Income Fund

December 31, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/09 for Class A and Class C shares of the Catalyst Value Fund, Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund; and 12/31/09 for Class A and Class C shares of the Catalyst/Groesbeck Growth of Income Fund) and held for the entire period through 12/31/09.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period (1)
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (+42.22%)	$ 1,000.00	1.55%	$ 1,422.20	$ 9.46
Class C (+42.95%)	1,000.00	2.30%	1,429.50	14.08
Class I (+42.42%)	1,000.00	1.30%	1,424.20	7.94

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67
Class I	1,000.00	1.30%	1,018.70	6.61

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period (1)
Catalyst/SMH High Income Fund

Actual Fund Return (in parentheses)
Class A (+18.39%)	$ 1,000.00	1.45%	$ 1,183.90	$ 7.98
Class C (+18.12%)	1,000.00	2.20%	1,181.20	12.10

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period (1)
Catalyst/SMH Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (+20.92%)	$ 1,000.00	1.55%	$ 1,209.20	$ 8.63
Class C (+20.47%)	1,000.00	2.30%	1,204.70	12.78

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67

Catalyst/Groesbeck Growth of Income Fund
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/30/09	Ratio For the Period	Value 12/31/09	During the Period (2)
Actual Fund Return (in parentheses)
Class A (-1.20%)	$ 1,000.00	1.55%	$ 988.00	$ 0.04
Class C (-1.20%)	1,000.00	2.30%	988.00	0.06

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period (1)
Hypothetical 5% Return (3)
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.55%, 2.30% and 1.30% for the Catalyst Value Fund Class A, Class C and Class I shares, respectively; 1.45% and 2.20% for the Catalyst/SMH High Income Fund Class A and Class C shares, respectively; 1.55%  and 2.30% for the Catalyst/SMH Total Return Income Fund Class A and Class C shares, respectively, and 1.55% and 2.30% for the Catalyst/Groesbeck Growth of Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period..

(2) Expenses are equal to the Fund’s annualized expense ratio of 1.55% and 2.30%  for the Catalyst/Groesbeck Growth of Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 1/365 to reflect the period since inception (12/30/2009).

(3) The hypothetical example for the Catalyst/Groesbeck Growth of Income Fund Class A and Class C shares has been calculated assuming the Fund’s Class A and Class C shares commenced operations on 07/01/09.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (92.81%)	Shares	Value

Biotechnology - (0.40%)
Martek Biosciences Corp. *	6,700	$ 126,898

Building Materials - (3.25%)
Comfort Systems USA, Inc.	84,665	1,044,766

Commercial Services - (7.41%)
Hackett Group, Inc. *	62,352	173,339
Jackson Hewitt Tax Service, Inc.	190,923	840,061
Pre-Paid Legal Services, Inc. *	26,587	1,092,194
PRG-Schultz International, Inc. *	46,664	275,784
		2,381,378

Cosmetics & Personal Care - (0.95%)
Bare Escentuals, Inc. *	24,936	304,967

Electrical Components & Equipment - (5.46%)
Graham Corp.	84,731	1,753,932

Electronics - (0.38%)
Orbotech Ltd. *	13,100	122,747

Energy - Alternate Sources (0.38%)
GT Solar International, Inc. *	22,018	122,420

Engineering & Construction - (3.31%)
KHD Humboldt Wedag International Ltd. *	78,119	1,063,200

Food - (0.54%)
HQ Sustainable Maritime Industries, Inc. *	24,838	174,859

Healthcare Products & Services - (0.90%)
Orthofix International NV *	5,400	167,238
PSS World Medical, Inc. *	5,400	121,878
		289,116

Internet - (3.33%)
j2 Global Communications, Inc. *	52,659	1,071,611

Iron & Steel - (0.73%)
Mesabi Trust	18,265	233,792

Leisure Time - (4.76%)
Ambassadors Group, Inc.	115,225	1,531,340
COMMON STOCK - (92.81%) (continued)	Shares	Value

Machinery - Diversified - (0.81%)
Chart Industries, Inc. *	15,690	$ 259,669

Miscellaneous Manufacturing - (1.71%)
Hexcel Corp. *	42,400	550,352

Office Furnishings - (0.58%)
Herman Miller, Inc.	11,723	187,334

Oil & Gas - (7.87%)
Mitcham Industries, Inc. *	18,872	139,087
Newfield Exploration Co. *	11,250	542,588
Seahawk Drilling, Inc. *	39,336	886,633
Tesco Corp. *	41,988	542,065
VAALCO Energy, Inc.	92,228	419,637
		2,530,010

Pharmaceuticals - (10.65%)
BioScrip, Inc. *	112,500	940,500
Catalyst Health Solutions, Inc. *	17,889	652,412
China Sky One Medical, Inc. *	12,848	292,292
QLT, Inc. - PFIC *	81,268	403,089
Questcor Pharmaceuticals, Inc. *	239,144	1,135,934
		3,424,227

Real Estate Investment Trusts - (8.83%)
General Growth Properties, Inc.	142,401	1,646,156
Maguire Properties, Inc. *	788,769	1,191,041
		2,837,197

Savings & Loans - (0.53%)
Washington Mutual, Inc. *	1,229,865	171,566

Semiconductors - (2.67%)
ATMI, Inc. *	20,800	387,296
AXT, Inc. *	59,000	191,750
O2Micro International Ltd. - ADR *	53,200	278,236
		857,282

COMMON STOCK - (92.81%) (continued)	Shares	Value

Software - (14.50%)
Bottomline Technologies, Inc. *	62,703	$ 1,101,692
DivX, Inc. *	108,244	610,496
Ebix, Inc. *	40,599	1,982,449
Phase Forward, Inc. *	22,100	339,235
Versant Corp. *	41,138	627,766
		4,661,638

Telecommunications - (6.39%)
Globecomm Systems, Inc. *	24,000	187,680
Sierra Wireless, Inc. *	72,519	768,701
USA Mobility, Inc.	99,706	1,097,763
		2,054,144

Textiles - (6.06%)
Hallwood Group, Inc. *	50,205	1,947,954

Transportation - (0.41%)
Pacer International, Inc.	41,568	131,355

TOTAL COMMON STOCK (Cost $26,339,579)		29,833,754

PREFERRED STOCK - (2.66%)

Banks - (0.13%)
Bank of America Corp. Series MER	1,720	42,209

Savings & Loans - (2.52%)
Washington Mutual Capital Trust 2001 **	23,140	509,080
Washington Mutual, Inc. Series R **	5,100	302,430
		811,510

TOTAL PREFERRED STOCK (Cost $289,585)		853,719

SHORT-TERM INVESTMENTS - (5.96%)
Fidelity Institutional Money Market Fund Class I, 0.29% ***	1,916,889	1,916,889
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,916,889)		1,916,889

TOTAL INVESTMENTS (Cost $28,546,053) - 101.43%		$ 32,604,362

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.43%)		(460,803)

NET ASSETS - 100.00%		$ 32,143,559

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security.
*** Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.
ADR American Depositary Receipt.
PFIC Passive Foreign Investment Company.

As of December 31, 2009, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Canada	5.33%
Cayman Islands	0.87%
China	0.91%
Hong Kong	3.31%
Israel	0.38%
Netherlands	0.52%
United States	84.15%
Total Equity Holdings	95.47%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS
	HIGH INCOME FUND
	SCHEDULE OF INVESTMENTS

	December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

	COMMON STOCK - (1.00%)	Shares	Value

	Diversified Financial Services - (1.00%)
	CIT Group, Inc. *	19,602	$ 541,211

	Oil & Gas - (0.00%)
	Callon Petroleum Co. *	639	959

	TOTAL COMMON STOCK (Cost $558,274)		542,170

	PREFERRED STOCK - (0.00%)

	Oil & Gas - (0.00%)
	Callon Petroleum Co., 18.00% Series, 12/31/2049 *	53	795

	TOTAL PREFERRED STOCK (Cost $5,550)		795

	CONVERTIBLE CORPORATE BONDS - (22.28%)	Principal	Value

	Commercial Services - (2.81%)
	Live Nation, Inc., 2.875%, 07/15/2027	$ 1,966,000	$ 1,523,650

	Electrical Components & Equipment - (7.31%)
	Energy Conversion Devices, Inc., 3.00%, 06/15/2013	3,759,000	2,401,061
	JA Solar Holdings Co., 4.50%, 05/15/2013	1,999,000	1,559,220
			3,960,281
	Healthcare - Products & Services - (6.49%)
	Affymetrix, Inc., 3.50%, 01/15/2038	2,628,000	2,325,780
	Nektar Therapeutics, 3.25%, 09/28/2012	1,297,000	1,193,240
			3,519,020
	Telecommunications - (5.67%)
	ADC Telecommunications, Inc., 0.83075%, 06/15/2013 **	1,862,000	1,503,565
	Nii Holdings, Inc., 3.125%, 06/15/2012	1,708,000	1,567,090
			3,070,655

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $11,234,919)		12,073,606

	CORPORATE BONDS - (66.04%)

	Building Materials - (0.66%)
	US Concrete, Inc., 8.375%, 04/01/2014	$ 598,000	$ 359,548

	Commercial Services - (2.32%)
	H&E Equipment Services, Inc., 8.375%, 07/15/2016	1,253,000	1,254,566

	Diversified Finanicial Services - (19.90%)
	CIT Group, Inc., 7.00%, 05/01/2013	227,734	212,362
	CIT Group, Inc., 7.00%, 05/01/2014	341,602	317,263
	CIT Group, Inc., 7.00%, 05/01/2015	341,602	305,734
	CIT Group, Inc., 7.00%, 05/01/2016	569,336	501,016
	CIT Group, Inc., 7.00%, 05/01/2017	797,071	691,459
	Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	2,292,000	2,288,548
	GMAC Inc., 8.00%, 11/01/2031	2,741,000	2,466,141
	Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	1,606,000	1,638,120
	International Lease Finance Corp., 5.625%, 09/20/2013	3,012,000	2,362,646
			10,783,289
	Electronics - (0.62%)
	Stoneridge, Inc., 11.50%, 05/01/2012	335,000	335,000

	Energy - Alternate Sources - (0.93%)
	Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 ***	561,000	504,900

	Holding Companies - Diversified - (3.04%)
	Capmark Financial Group, Inc., 5.875%, 05/10/2012 ***	6,503,000	1,647,028

	CORPORATE BONDS - (66.04%) (continued)	Principal	Value

	Home Builders - (0.17%)
	M/I Homes, Inc., 6.875%, 04/01/2012	$ 95,000	$ 89,538

	Leisure Time - (2.61%)
	Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	1,416,000	1,412,460

	Lodging - (3.93%)
	MGM Mirage, 6.625%, 07/15/2015	241,000	187,378
	MGM Mirage, 7.625%, 01/15/2017	2,468,000	1,918,870
	Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ***	1,072,000	22,110
			2,128,358
	Miscellaneous Manufacturing - (4.63%)
	American Railcar Industries, Inc., 7.50%, 03/01/2014	2,687,000	2,508,986

	Oil & Gas - (9.01%)
	Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	1,692,000	1,615,860
	Brigham Exploration Co., 9.625%, 05/01/2014	1,505,000	1,501,237
	Callon Petroleum Co., 13.00%, 09/15/2016	23,250	13,950
	Clayton Williams Energy, Inc., 7.75%, 08/01/2013	328,000	288,640
	Dune Energy, Inc., 10.50%, 06/01/2012	2,071,000	1,460,055
			4,879,742
	Semiconductors - (1.54%)
	Amkor Technology, Inc., 9.25%, 06/01/2016	785,000	834,062

	Telecommunications - (14.97%)
	Cricket Communications, Inc., 9.375%, 11/01/2014	1,569,000	1,576,845
	Level 3 Financing, Inc., 9.25%, 11/01/2014	1,694,000	1,600,830
	MetroPCS Wireless, Inc., 9.25%, 11/01/2014	2,321,000	2,350,012
	Sprint Capital Corp., 8.75%, 03/15/2032	2,743,000	2,585,277
			8,112,964
	Transportation - (1.71%)
	PHI, Inc., 7.125%, 04/15/2013	960,000	927,600

	TOTAL CORPORATE BONDS (Cost $33,939,812)		35,778,041

	SHORT-TERM INVESTMENTS - (9.42%)	Shares	Value

	Fidelity Institutional Money Market Fund Class I, 0.29% ****	5,101,720	$ 5,101,720
	TOTAL SHORT-TERM INVESTMENTS - (Cost $5,101,720)		5,101,720

	TOTAL INVESTMENTS (Cost $50,840,275) - 98.74%		$ 53,496,332

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.26%		683,956

	NET ASSETS - 100.00%		$ 54,180,288

*	Non-income producing security.
**	Rate shown represents the rate at December 31, 2009, is subject to change and resets semi-annually.
***	Represents issuer in default on interest payment; non-income producing debt security.
****	Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)			SEMI-ANNUAL REPORT

COMMON STOCK - (35.64%)		Shares	Value

	Banks - (2.20%)
	Banco Santander SA - ADR	6,848	$ 112,581
	Bank of America Corp.	3,700	55,722
			168,303
	Diversified Financial Services - (5.40%)
	AllianceBernstein Holding LP	4,900	137,690
	Blackstone Group LP	8,730	114,538
	Citigroup, Inc.	13,800	45,678
	CIT Group, Inc. *	1,920	53,011
	Fortress Investment Group LLC, Class A	14,100	62,745
			413,662
	Investment Companies - (7.60%)
	American Capital Ltd.	5,864	14,308
	Apollo Investment Corp.	12,010	114,455
	Ares Capital Corp.	18,500	230,325
	Kohlberg Capital Corp.	23,970	109,303
	Prospect Capital Corp.	9,690	114,439
			582,830
	Miscellaneous Manufacturing - (1.97%)
	General Electric Co.	9,982	151,028

	Oil & Gas - (0.81%)
	BreitBurn Energy Partners LP	5,870	62,163

	Pharmaceuticals - (2.93%)
	Merck & Co., Inc.	3,080	112,543
	Pfizer, Inc.	6,170	112,232
			224,775
	Real Estate Investment Trust - (11.67%)
	Arbor Realty Trust, Inc.	4,600	9,154
	BioMed Realty Trust, Inc.	9,410	148,490
	Entertainment Properties Trust	3,195	112,688
	Hospitality Properties Trust	4,790	113,571
	iStar Financial, Inc.	3,400	8,704
	Medical Properties Trust, Inc.	14,990	149,900
	National Retail Properties, Inc.	5,400	114,588
	Public Storage	1,374	111,912
	Sovran Self Storage, Inc.	3,100	110,763
	Strategic Hotels & Resorts, Inc. *	8,000	14,880
			894,650
	Transportation - (1.52%)
	Seaspan Corp.	12,620	116,357

	Trucking & Leasing - (1.54%)
	Aircastle Ltd. - PFIC	11,960	117,806

	TOTAL COMMON STOCK (Cost $3,589,980)		2,731,574

INVESTMENT COMPANIES - (0.39%)
	Highland Credit Strategies Fund	4,705	29,736
	TOTAL INVESTMENT COMPANIES (Cost $77,819)		29,736

CONVERTIBLE CORPORATE BONDS - (14.98%)		Principal	Value

	Commercial Services - (1.85%)
	Live Nation, Inc., 2.875%, 07/15/2027	$ 183,000	$ 141,825

	Electrical Components & Equipment - (4.69%)
	Energy Conversion Devices, Inc., 3.00%, 06/15/2013	335,000	213,981
	JA Solar Holdings Co, 4.50%, 05/15/2013	186,000	145,080
			359,061

CONVERTIBLE CORPORATE BONDS - (14.98%) (continued)		Principal	Value

	Healthcare - Products & Services - (4.63%)
	Affymetrix Inc., 3.50%, 01/15/2038	246,000	217,710
	Nektar Therapeutics, 3.25%, 09/28/2012	149,000	137,080
			354,790
	Telecommunications - (3.81%)
	ADC Telecommunications, Inc., 0.83075%, 06/15/2013 **	178,000	143,735
	Nii Holdings, Inc., 3.125%, 06/15/2012	162,000	148,635
			292,370

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,042,733)		1,148,046

CORPORATE BONDS - (45.63%)

	Building Materials - (0.83%)
	US Concrete, Inc., 8.375%, 04/01/2014	106,000	63,733

	Commercial Services - (1.47%)
	H&E Equipment Services, Inc., 8.375%, 07/15/2016	113,000	113,141

	Diversified Finanicial Services - (13.05%)
	CIT Group, Inc., 7.00%, 05/01/2013	22,303	20,798
	CIT Group, Inc., 7.00%, 05/01/2014	33,454	31,070
	CIT Group, Inc., 7.00%, 05/01/2015	33,454	29,941
	CIT Group, Inc., 7.00%, 05/01/2016	55,758	49,067
	CIT Group, Inc., 7.00%, 05/01/2017	78,061	67,718
	Ford Motor Credit Co. LLC, 7.00%, 10/01/2013	193,000	192,709
	GMAC Inc., 8.00%, 11/01/2031	258,000	232,129
	Icahn Enterprises Finance Corp., 7.125%, 02/15/2013	151,000	154,020
	International Lease Finance Corp., 5.625%, 09/20/2013	284,000	222,773
			1,000,225
	Energy - Alternate Sources - (1.67%)
	Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 ***	142,000	127,800

	Holding Companies - Diversified - (1.94%)
	Capmark Financial Group, Inc., 5.875%, 05/10/2012 ***	588,000	148,924

	Home Builders - (1.43%)
	M/I Homes, Inc., 6.875%, 04/01/2012	116,000	109,330

	Leisure Time - (1.82%)
	Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	140,000	139,650

	Lodging - (1.63%)
	MGM Mirage, 6.625%, 07/15/2015	93,000	72,308
	MGM Mirage, 7.625%, 01/15/2017	60,000	46,650
	Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ***	281,000	5,796
			124,754
	Miscellaneous Manufacturing - (2.61%)
	American Railcar Industries, Inc., 7.50%, 03/01/2014	214,000	199,822

	Oil & Gas - (6.83%)
	Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	159,000	151,845
	Brigham Exploration Co., 9.625%, 05/01/2014	149,000	148,627
	Clayton Williams Energy, Inc., 7.75%, 08/01/2013	69,000	60,720
	Dune Energy, Inc., 10.50%, 06/01/2012	230,000	162,150
			523,342
	Telecommunications - (11.09%)
	Cricket Communications, Inc., 9.375%, 11/01/2014	225,000	226,125
	Level 3 Financing, Inc., 9.25%, 11/01/2014	163,000	154,035
	MetroPCS Wireless, Inc., 9.25%, 11/01/2014	221,000	223,763
	Sprint Capital Corp., 8.75%, 03/15/2032	261,000	245,992
			849,915
	Transportation - (1.26%)
	PHI Inc., 7.125%, 04/15/2013	100,000	96,625

	TOTAL CORPORATE BONDS (Cost $3,601,947)		3,497,261

SHORT-TERM INVESTMENTS - (11.49%)		Shares	Value

	Fidelity Institutional Money Market Fund Class I, 0.29% ****	880,058	$ 880,058
	TOTAL SHORT-TERM INVESTMENTS - (Cost $880,058)		880,058

TOTAL INVESTMENTS (Cost $9,192,537) - 108.13%			$ 8,286,675

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.13%)			(622,995)

NET ASSETS - 100.00%			$ 7,663,680

*	Non-income producing security.
**	Rate shown represents the rate at December 31, 2009, is subject to change and resets semi-annually.
***	Represents issuer in default on interest payment; non-income producing debt security.
****	Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.
ADR	American Depositary Receipt
PFIC	Passive Foreign Investment Company

As of December 31, 2009, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer	Percentage

	Cayman Islands	1.75%
	Hong Kong	1.40%
	Liberia	1.69%
	Spain	1.36%
	United States	90.44%
	Total Debt and Equity Holdings	96.64%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS
	CATALYST/GROESBECK GROWTH OF INCOME FUND
	SCHEDULE OF INVESTMENTS

	December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

	COMMON STOCK - (82.12%)	Shares	Value

	Aerospace - Defense - (6.89%)
	General Dynamics Corp.	245	$ 16,702
	L-3 Communications Holdings, Inc.	130	11,304
	United Technologies Corp.	240	16,658
			44,664
	Apparel - (2.54%)
	VF Corp.	225	16,479

	Beverages - (3.00%)
	PepsiCo, Inc.	320	19,456

	Chemicals - (2.97%)
	Praxair, Inc.	240	19,274

	Computers - (2.63%)
	International Business Machines Corp.	130	17,017

	Cosmetics - Personal Care - (5.97%)
	Colgate-Palmolive Co.	205	16,841
	Procter & Gamble Co.	360	21,827
			38,668
	Distribution - Wholesale - (2.58%)
	Owens & Minor, Inc.	390	16,743

	Diversified Financial Services - (2.59%)
	T Rowe Price Group, Inc.	315	16,774

	Electric - (5.12%)
	Dominion Resources, Inc.	425	16,541
	FPL Group, Inc.	315	16,638
			33,179
	Environmental Control - (2.58%)
	Waste Management, Inc. *	495	16,736

	Food - (5.13%)
	McCormick & Co., Inc.	460	16,620
	Sysco Corp.	595	16,624
			33,244
	Healthcare - Products - (8.53%)
	Becton Dickinson & Co.	210	16,561
	Johnson & Johnson	345	22,221
	Medtronic, Inc.	375	16,492
			55,274
	Insurance - (2.57%)
	Aflac, Inc.	360	16,650

	Media - (1.73%)
	McGraw-Hill Cos., Inc.	335	11,226

	Miscellaneous Manufacturing - (2.55%)
	Illinois Tool Works, Inc.	345	16,557

	Oil & Gas - (2.61%)
	Chevron Corp.	220	16,938

	Pharmaceuticals - (5.93%)
	Abbott Laboratories	410	22,136
	Sanofi-Aventis SA - ADR	415	16,297
			38,433

	COMMON STOCK - (82.12%) (continued)	Shares	Value

	Pipelines - (3.46%)
	Kinder Morgan Management LLC *	410	$ 22,402

	Retail - (7.67%)
	Buckle, Inc.	385	11,273
	McDonald's Corp.	350	21,854
	Wal-Mart Stores, Inc.	310	16,569
			49,696
	Software - (2.52%)
	Microsoft Corp.	535	16,312

	Telecommunications - (2.55%)
	AT&T, Inc.	590	16,538

	TOTAL COMMON STOCK (Cost $539,102)		532,260

	SHORT-TERM INVESTMENTS - (86.40%)	Shares	Value

	Fidelity Institutional Money Market Fund Class I, 0.29% **	560,000	$ 560,000
	TOTAL SHORT-TERM INVESTMENTS - (Cost $560,000)		560,000

	TOTAL INVESTMENTS (Cost $1,099,102) - 168.52%		$ 1,092,260

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (68.52%)		(444,122)

	NET ASSETS - 100.00%		$ 648,138

*	Non-income producing security.
**	Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS				SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2009 (Unaudited)

			Catalyst/SMH	Catalyst/Groesbeck
	Catalyst	Catalyst/SMH	Total Return	Growth of
	Value Fund	High Income Fund	Income Fund	Income Fund
Assets:
Investments in securities, at fair value	$ 32,604,362	$ 53,496,332	$ 8,286,675	$ 1,092,260
Receivables:
Fund shares sold	189,874	115,737	6,661	95,000
Dividends	28,382	-	15,431	-
Interest	548	853,509	79,834	5
Due from Manager	-	-	-	160
Prepaid expenses	15,935	14,295	7,264	-
Total assets	32,839,101	54,479,873	8,395,865	1,187,425

Liabilities:
Payables:
Investments Purchased	625,921	-	635,795	539,102
Distributions payable	-	121,725	29,412	-
Fund shares redeemed	15,866	71,429	45,934	-
Distribution fees	17,439	47,774	6,435	4
Due to Manager	22,155	40,938	2,866	-
Due to administrator	4,091	7,357	1,604	25
Other liabilities and accrued expenses	10,070	10,362	10,139	156
Total liabilities	695,542	299,585	732,185	539,287
Net Assets	$ 32,143,559	$ 54,180,288	$ 7,663,680	$ 648,138

Net Assets consist of:
Paid-in capital	$ 42,376,326	$ 49,796,347	$ 8,426,430	$ 655,000
Undistributed net investment income (loss)	(105,196)	(3)	1,254	(20)
Accumulated net realized capital gain (loss)	(14,185,880)	1,727,887	141,858	-
Net unrealized appreciation (depreciation) on investments	4,058,309	2,656,057	(905,862)	(6,842)

Total Net Assets	$ 32,143,559	$ 54,180,288	$ 7,663,680	$ 648,138

Investments in securities, at cost	$ 28,546,053	$ 50,840,275	$ 9,192,537	$ 1,099,102

Class A shares:
Net Assets	$ 29,516,932	$ 41,007,168	$ 3,064,071	$ 647,150
Shares of beneficial interest outstanding (1)	2,322,379	5,941,788	515,765	65,491
Net asset value price per share	$ 12.71	$ 6.90	$ 5.94	$ 9.88

Maximum offering price per share (3)	$ 13.49	$ 7.24	$ 6.30	$ 10.48
Minimum redemption price per share (2)	$ 12.58	$ 6.83	$ 5.88	$ 9.78

Class C shares:
Net assets	$ 1,151,183	$ 13,173,120	$ 4,599,609	$ 988
Shares of beneficial interest outstanding (1)	91,688	1,907,148	774,407	100
Net asset value and offering price per share	$ 12.56	$ 6.91	$ 5.94	$ 9.88

Minimum redemption price per share (4)	$ 12.43	$ 6.84	$ 5.88	$ 9.78

Class I shares:
Net assets	$ 1,475,444
Shares of beneficial interest outstanding (1)	115,825
Net asset value and offering price per share	$ 12.74

(1)	Unlimited number of shares of beneficial interest authorized.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)

There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares of the Value Fund, Total Return Income Fund and Growth of Income Fund, respectively, and 4.75% imposed on purchases of Class A shares of the High Income Fund.

(4)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS				SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS

			Catalyst/SMH	Catalyst/Groesbeck
	Catalyst	Catalyst/SMH	Total Return	Growth of
	Value Fund	High Income Fund	Income Fund	Income Fund

	For the	For the	For the	For the
	Six Months Ended	Six Months Ended	Six Months Ended	Period Ended
	December 31, 2009	December 31, 2009	December 31, 2009	December 31, 2009 (1)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends	$ 51,063	$ -	$ 56,085	$ -
Interest	2,661	2,649,766	258,146	5
Total investment income	53,724	2,649,766	314,231	5

Expenses:
Management fees (Note 4)	110,324	218,625	31,451	16
Distribution and/or service (12b-1) fees - Class A	19,911	41,212	2,746	4
Distribution and/or service (12b-1) fees - Class C	2,184	53,776	20,464	-
Accounting and transfer agent fees and expenses	18,072	36,725	8,580	25
Registration fees	13,980	15,797	5,528	1
Audit fees	6,050	7,058	7,058	66
Legal fees	3,096	3,102	3,102	16
Compliance officer compensation	3,529	3,529	3,529	19
Custody fees	2,168	4,630	2,521	14
Miscellaneous	799	3,036	2,289	29
Pricing fees	1,646	2,056	2,762	3
Trustee fees	971	971	971	3
Insurance fees	642	642	642	-
Printing fees	504	504	504	5
Total expenses	183,876	391,663	92,147	201
Less: fees waived and expenses absorbed (Note 4)	(47,044)	(34,325)	(28,049)	(176)
Net expenses	136,832	357,338	64,098	25

Net investment income (loss)	(83,108)	2,292,428	250,133	(20)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	1,632,561	2,334,066	209,801	-
Net change in unrealized appreciation (depreciation) on investments	4,178,429	2,630,681	676,472	(6,842)
Net realized and unrealized gain (loss) on investments	5,810,990	4,964,747	886,273	(6,842)

Net increase (decrease) in net assets resulting from operations	$ 5,727,882	$ 7,257,175	$ 1,136,406	$ (6,862)

(1)	The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Value Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2009	June 30, 2009
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income (loss)	$ (83,108)	$ 20,899
Net realized gain (loss) on investments	1,632,561	(2,462,361)
Net change in unrealized appreciation
on investments	4,178,429	3,824,300
Net increase in net assets resulting from operations	5,727,882	1,382,838

Distributions to shareholders from:
Net investment income - Class A	(38,918)	-
Net investment income - Class C	(1,641)	-
Net investment income - Class I	(2,428)	-
Total distributions to shareholders	(42,987)	-

Increase (decrease) in net assets from Fund share
transactions (Note 2)	18,370,310	(1,557,976)

Increase in net assets from acquisition of the
Roanoke Small-Cap Growth Fund (Note 7)	-	7,209,347

Total increase in net assets	24,055,205	7,034,209

Net Assets:
Beginning of period	8,088,354	1,054,145
End of period	$ 32,143,559	$ 8,088,354
Accumulated undistributed net investment income (loss)	$ (105,196)	$ 20,899

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst/SMH High Income Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2009	June 30, 2009
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 2,292,428	$ 2,226,136
Net realized gain on investments	2,334,066	234,018
Net change in unrealized appreciation
on investments	2,630,681	351,279
Net increase in net assets resulting from operations	7,257,175	2,811,433

Distributions to shareholders from:
Net investment income - Class A	(1,754,012)	(1,641,023)
Net investment income - Class C	(538,421)	(585,178)
Net realized capital gains - Class A	(637,147)	-
Net realized capital gains - Class C	(203,057)	-
Total distributions to shareholders	(3,132,637)	(2,226,201)

Increase in net assets from Fund share
transactions (Note 2)	17,157,621	21,220,045

Total increase in net assets	21,282,159	21,805,277

Net Assets:
Beginning of period	32,898,129	11,092,852
End of period	$ 54,180,288	$ 32,898,129
Accumulated undistributed net investment income (loss)	$ (3)	$ 2

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst/SMH Total Return Income Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2009	June 30, 2009
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 250,133	$ 350,419
Net realized gain on investments	209,801	31,422
Net change in unrealized appreciation (depreciation)
on investments	676,472	(1,176,860)
Net increase (decrease) in net assets resulting from operations	1,136,406	(795,019)

Distributions to shareholders from:
Net investment income - Class A	(93,468)	(73,549)
Net investment income - Class C	(156,041)	(276,240)
Net realized capital gains - Class A	(33,640)	(2,676)
Net realized capital gains - Class C	(53,277)	(10,972)
Total distributions to shareholders	(336,426)	(363,437)

Increase in net assets from Fund share
transactions (Note 2)	2,364,636	2,030,431

Total increase in net assets	3,164,616	871,975

Net Assets:
Beginning of period	4,499,064	3,627,089
End of period	$ 7,663,680	$ 4,499,064
Undistributed net investment income	$ 1,254	$ 630

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Catalyst/Groesbeck
Growth of Income Fund

For the
Period Ended
December 31, 2009 (1)
(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$ (20)
Net change in unrealized depreciation
on investments	(6,842)
Net decrease in net assets resulting from operations	(6,862)

Increase in net assets from Fund share
transactions (Note 2)	655,000

Total increase in net assets	648,138

Net Assets:
Beginning of period	-
End of period	$ 648,138
Accumulated net investment loss	$ (20)

(1) The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period							SEMI-ANNUAL REPORT

	Catalyst Value Fund

	Class A

	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2009		June 30, 2009		June 30, 2008		June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.95		$ 8.10		$ 12.73		$ 10.00

Investment Operations:
Net investment income (loss)	(0.03)		0.07	(a)	(0.15)	(a)	0.86	(a)
Net realized and unrealized gain (loss) on
investments	3.81		0.78		(3.96)		1.87
Total from investment operations	3.78		0.85		(4.11)		2.73

Distributions from:
Net investment income	(0.02)		-		(0.52)		-
Total from distributions	(0.02)		-		(0.52)		-

Net Asset Value, End of Period	$ 12.71		$ 8.95		$ 8.10		$ 12.73

Total Return (b)	42.22%	(d)	10.49%		(33.03)%		27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 29,517		$ 6,971		$ 1,044		$ 1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.08%	(c)	4.39%		6.18%		11.53%	(c)
After fees waived and expenses absorbed	1.55%	(c)	1.66%		1.95%		1.93%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.47)%	(c)	(1.85)%		(5.67)%		(1.69)%	(c)
After fees waived and expenses absorbed	(0.94)%	(c)	0.88%		(1.44)%		7.91%	(c)

Portfolio turnover rate	24.34%		168.92%		80.46%		28.12%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate to return, not annualized.
(1)	The Catalyst Value Fund Class C Shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period							SEMI-ANNUAL REPORT

	Catalyst Value Fund

	Class C

	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2009		June 30, 2009		June 30, 2008		June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.80		$ 8.05		$ 12.64		$ 10.00

Investment Operations:
Net investment income (loss)	(0.04)		0.11	(d)	(0.19)	(d)	0.93	(d)
Net realized and unrealized gain (loss) on
investments	3.82		0.64		(3.96)		1.71
Total from investment operations	3.78		0.75		(4.15)		2.64

Distributions from:
Net investment income	(0.02)		-		(0.44)		-
Total from distributions	(0.02)		-		(0.44)		-

Net Asset Value, End of Period	$ 12.56		$ 8.80		$ 8.05		$ 12.64

Total Return (b)	42.95%	(d)	9.32%		(33.52)%		26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,151		$ 28		$ 10		$ 47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.84%	(c)	6.87%		6.93%		15.99%	(c)
After fees waived and expenses absorbed	2.30%	(c)	2.53%		2.70%		2.68%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.19)%	(c)	(2.95)%		(6.05)%		(4.98)%	(c)
After fees waived and expenses absorbed	(1.65)%	(c)	1.39%		(1.82)%		8.34%	(c)

Portfolio turnover rate	24.34%		168.92%		80.46%		28.12%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(1)	The Catalyst Value Fund Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst Value Fund

	Class I

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2009		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.96		$ 7.36

Investment Operations:
Net investment loss	(0.04)		-	(a)
Net realized and unrealized gain on
investments	3.84		1.60
Total from investment operations	3.80		1.60

Distributions from:
Net investment income	(0.02)		-
Total from distributions	(0.02)		-

Net Asset Value, End of Period	$ 12.74		$ 8.96

Total Return (b)	42.42%	(d)	21.74%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,475		$ 1,090

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	(c)	2.48%	(c)
After fees waived and expenses absorbed	1.30%	(c)	1.30%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.23)%	(c)	(1.25)%	(c)
After fees waived and expenses absorbed	(0.70)%	(c)	(0.07)%	(c)

Portfolio turnover rate	24.34%		168.92%

(a)	Net investment income per share is based on average shares outstanding and resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(1)	The Catalyst Value Fund Class I shares commenced operations on March 27, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period					SEMI-ANNUAL REPORT

	Catalyst/SMH High Income Fund

	Class A

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2009		June 30, 2009		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 6.25		$ 7.74		$ 8.00

Investment Operations:
Net investment income	0.36		0.72		0.02	(a)
Net realized and unrealized gain (loss) on
investments	0.76		(1.49)	(e)	(0.26)
Total from investment operations	1.12		(0.77)		(0.24)

Distributions from:
Net investment income	(0.36)		(0.72)		(0.02)
Net realized capital gains	(0.11)		-		-
Total from distributions	(0.47)		(0.72)		(0.02)

Net Asset Value, End of Period	$ 6.90		$ 6.25		$ 7.74

Total Return (b)	18.39%	(d)	(8.42)%		(2.98)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 41,007		$ 24,966		$ 9,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.61%	(c)	1.80%		3.43%	(c)
After fees waived and expenses absorbed	1.45%	(c)	1.45%		1.45%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	10.49%	(c)	13.51%		2.36%	(c)
After fees waived and expenses absorbed	10.65%	(c)	13.86%		4.35%	(c)

Portfolio turnover rate	35.29%		24.39%		0.07%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst/SMH High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period			SEMI-ANNUAL REPORT

		Catalyst/SMH High Income Fund

		Class C

		For the	For the		For the
		Six Months Ended	Year Ended		Period Ended
		December 31, 2009	June 30, 2009		June 30, 2008 (1)
		(Unaudited)

	Net Asset Value, Beginning of Period	$ 6.25	$ 7.75		$ 8.00

	Investment Operations:
	Net investment income	0.33	0.69		0.02	(a)
	Net realized and unrealized gain (loss) on
	investments	0.77	(1.51)	(e)	(0.25)
	Total from investment operations	1.10	(0.82)		(0.23)

	Distributions from:
	Net investment income	(0.33)	(0.68)		(0.02)
	Net realized capital gains	(0.11)	-		-
	Total from distributions	(0.44)	(0.68)		(0.02)

	Net Asset Value, End of Period	$ 6.91	$ 6.25		$ 7.75

	Total Return (b)	18.12%	(9.19)%		(2.93)%	(d)

	Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 13,173	$ 7,932		$ 2,044

	Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	2.36%	2.55%		4.18%	(c)
	After fees waived and expenses absorbed	2.20%	2.20%		2.20%	(c)

	Ratio of net investment income to average net assets:
	Before fees waived and expenses absorbed	9.83%	12.60%		0.93%	(c)
	After fees waived and expenses absorbed	9.98%	12.95%		2.92%	(c)

	Portfolio turnover rate	35.29%	24.39%		0.07%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst/SMH High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period				SEMI-ANNUAL REPORT

	Catalyst/SMH Total Return Income Fund

	Class A

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2009		June 30, 2009	June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 5.18		$ 7.18	$ 8.00

Investment Operations:
Net investment income	0.24		0.50	0.05	(a)
Net realized and unrealized gain (loss) on
investments	0.83		(1.96)	(0.82)
Total from investment operations	1.07		(1.46)	(0.77)

Distributions from:
Net investment income	(0.24)		(0.52)	(0.05)
Net realized capital gain	(0.07)		(0.02)	-
Total from distributions	(0.31)		(0.54)	(0.05)

Net Asset Value, End of Period	$ 5.94		$ 5.18	$ 7.18

Total Return (b)	20.92%	(d)	(19.49)%	(9.57)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,064		$ 1,198	$ 519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.45%	(c)	3.14%	5.04%	(c)
After fees waived and expenses absorbed	1.55%	(c)	1.55%	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	7.43%	(c)	9.22%	4.17%	(c)
After fees waived and expenses absorbed	8.32%	(c)	10.81%	7.66%	(c)

Portfolio turnover rate	33.56%		8.43%	0.00%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized. Aggregate total return, not annualized.
(d)
(1)	The Catalyst/SMH Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period				SEMI-ANNUAL REPORT

		Catalyst/SMH Total Return Income Fund

		Class C

		For the	For the	For the
		Six Months Ended	Year Ended	Period Ended
		December 31, 2009	June 30, 2009	June 30, 2008 (1)
		(Unaudited)

	Net Asset Value, Beginning of Period	$ 5.18	$ 7.18	$ 8.00

	Investment Operations:
	Net investment income	0.21	0.48	0.05	(a)
	Net realized and unrealized gain (loss) on
	investments	0.83	(1.98)	(0.82)
	Total from investment operations	1.04	(1.50)	(0.77)

	Distributions from:
	Net investment income	(0.21)	(0.48)	(0.05)
	Net realized capital gain	(0.07)	(0.02)	-
	Total from distributions	(0.28)	(0.50)	(0.05)

	Net Asset Value, End of Period	$ 5.94	$ 5.18	$ 7.18

	Total Return (b)	20.47%	(20.09)%	(9.66)%	(d)

	Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 4,600	$ 3,301	$ 3,108

	Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	3.19%	3.89%	5.79%	(c)
	After fees waived and expenses absorbed	2.30%	2.30%	2.30%	(c)

	Ratio of net investment income to average net assets:
	Before fees waived and expenses absorbed	6.77%	8.16%	2.47%	(c)
	After fees waived and expenses absorbed	7.66%	9.75%	5.96%	(c)

	Portfolio turnover rate	33.56%	8.43%	0.00%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(1)	The Catalyst/SMH Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS FINANCIAL HIGHLIGHTS Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	Catalyst/Groesbeck
	Growth of Income Fund

	Class A

	For the
	Period Ended
	December 31, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment income	-	(a)
Net realized and unrealized loss on
investments	(0.12)
Total from investment operations	(0.12)

Net Asset Value, End of Period	$ 9.88

Total Return (b)	(1.20)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 647

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	12.65%	(c)
After fees waived and expenses absorbed	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(12.36)%	(c)
After fees waived and expenses absorbed	(1.26)%	(c)

Portfolio turnover rate	0.00%

(a) Net investment loss resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d) Aggregate total return, not annualized.
(1)	The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/Groesbeck
	Growth of Income Fund

	Class C

	For the
	Period Ended
	December 31, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment income	-	(a)
Net realized and unrealized loss on
investments	(0.12)
Total from investment operations	(0.12)

Net Asset Value, End of Period	$ 9.88

Total Return (b)	(1.20)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.40%	(c)
After fees waived and expenses absorbed	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(13.29)%	(c)
After fees waived and expenses absorbed	(2.19)%	(c)

Portfolio turnover rate	0.00%

(a) Net investment loss resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1) The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of eleven series.  These financial statements include the following four series:  Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as non-diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment advisor is Catalyst Capital Advisers, LLC (the "Manager" or "CCA").

Catalyst Value Fund ("Value Fund") Class A and Class C became effective with the Securities and Exchange Commission ("SEC") on July 14, 2006 and commenced operations on July 31, 2006.  Value Fund Class I became effective with the SEC and commenced operations on March 27, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/SMH High Income Fund ("High Income Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide a high level of current income.  The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. ("SMH").

Catalyst/SMH Total Return Income Fund ("Total Return Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide total return, including current income and capital appreciation.  The Total Return Fund’s investment sub-advisor is SMH.

Catalyst/Groesbeck Growth of Income Fund ("Growth of Income Fund") became effective with the SEC and commenced operations on December 30, 2009.  The Fund’s investment objective is to provide current income that increases over time.  The Growth of Income Fund’s investment sub-advisor is Groesbeck Investment Management Corp. ("GIM").

The High Income Fund, Total Return Fund and Growth of Income Fund each offer two classes of shares, Class A and Class C.  The Value Fund offers three classes of shares, Class A, Class C and Class I.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ investments as of December 31, 2009:

	Value	High Income	Total Return	Growth of Income
Security Classification(a)	Fund	Fund	Fund	Fund
Level 1
Common Stock	$ 29,833,754	$ 542,170	$ 2,731,574	$ 532,260
Preferred Stock	853,719	795	-	-
Investment Companies	-	-	29,736	-
Total Level 1	$ 30,687,473	$ 542,965	$ 2,761,310	$ 532,260

Level 2
Convertible Corporate Bonds	$ -	$ 12,073,606	$ 1,148,046	$ -
Corporate Bonds	-	35,778,041	3,497,261	-
Short-Term Investments	1,916,889	5,101,720	880,058	560,000
Total Level 2	$ 1,916,889	$ 52,953,367	$ 5,525,365	$ 560,000

Level 3(b)
Total Level 3	$ -	$ -	$ -	$ -

Total	$ 32,604,362	$ 53,496,332	$ 8,286,675	$ 1,092,260

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the period ended December 31, 2009, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the six month period ended December 31, 2009, no securities were fair valued.

b)

Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the six month period ended December 31, 2009, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of December 31, 2009, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2007, June 30, 2008 and June 30, 2009 for the Value Fund; tax years ended June 30, 2008 and June 30, 2009 for the High Income and Total Return Funds) and has concluded that no provision for income tax is required in these financial statements.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

e)

Multiple Class Allocations— Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption fees and sales charges (loads)—A maximum sales charge of 5.75% is imposed on Class A shares of the Value Fund, Total Return Fund and Growth of Income Fund.  A maximum sales charge of 4.75% is imposed on Class A shares of the High Income Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds.  For the period ended December 31, 2009, there were CDSC fees of $1,664 paid to the Manager.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2009, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Value Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the six months ended:
December 31, 2009
Class A
Shares……………………………	1,742,162	(202,034)	2,940	1,543,068
Value…………………………….	$ 19,609,093	$ (2,190,670)	$ 36,952	$ 17,455,375
Class C
Shares……………………………	92,116	(3,693)	128	88,551
Value…………………………….	$ 1,016,452	$ (41,012)	$ 1,584	$ 977,024
Class I
Shares……………………………	1,517	(7,481)	142	(5,822)
Value…………………………….	$ 14,619	$ (78,496)	$ 1,788	$ (62,089)

For the fiscal year ended:
June 30, 2009
Class A
Shares……………………………	74,672	(175,628)	-	(100,956)
Value…………………………….	$ 588,674	$ (1,332,372)	$ -	$ (743,698)
Class C
Shares……………………………	2,065	(140)	-	1,925
Value…………………………….	$ 15,200	$ (966)	$ -	$ 14,234
Class I
Shares……………………………	665	(107,509)	-	(106,844)
Value…………………………….	$ 5,493	$ (834,005)	$ -	$ (828,512)

	High Income Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the six months ended:
December 31, 2009
Class A
Shares……………………………	2,621,178	(892,247)	216,778	1,945,709
Value…………………………….	$ 17,355,528	$ (5,861,631)	$ 1,451,210	$ 12,945,107
Class C
Shares……………………………	610,157	(44,230)	72,802	638,729
Value…………………………….	$ 4,019,534	$ (294,983)	$ 487,963	$ 4,212,514
(2) CAPITAL SHARE TRANSACTIONS (continued)
	High Income Fund (continued)
For the fiscal year ended:
June 30, 2009
Class A
Shares……………………………	3,495,601	(830,080)	162,200	2,827,721
Value…………………………….	$ 19,744,482	$ (5,571,792)	$ 919,771	$ 15,092,461
Class C
Shares……………………………	1,003,587	(64,181)	65,267	1,004,673
Value…………………………….	$ 6,104,242	$ (342,276)	$ 365,618	$ 6,127,584

	Total Return Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the six months ended:
December 31, 2009
Class A
Shares……………………………	303,506	(30,985)	11,999	284,520
Value…………………………….	$ 1,699,461	$ (180,118)	$ 68,964	$ 1,588,307
Class C
Shares……………………………	151,864	(31,769)	16,940	137,035
Value…………………………….	$ 864,140	$ (185,848)	$ 98,037	$ 776,329

For the fiscal year ended:
June 30, 2009
Class A
Shares……………………………	194,248	(48,368)	13,133	159,013
Value…………………………….	$ 1,026,502	$ (227,011)	$ 63,143	$ 862,634
Class C
Shares……………………………	239,732	(53,882)	18,640	204,490
Value…………………………….	$ 1,330,777	$ (252,146)	$ 89,166	$ 1,167,797

	Growth of Income Fund(1)
				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
December 31, 2009
Class A
Shares……………………………	65,491	-	-	65,491
Value…………………………….	$ 654,000	$ -	$ -	$ 654,000
Class C
Shares……………………………	100	-	-	100
Value…………………………….	$ 1,000	$ -	$ -	$ 1,000
(1) The Fund commenced operations on December 30, 2009.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2009, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Value Fund	$ 21,193,848	$ 4,129,265
High Income Fund	26,877,911	13,913,050
Total Return Fund	4,244,240	1,940,804
Growth of Income Fund(1)	539,102	-
(1)For the period December 30, 2009 through December 31, 2009.

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager" or "CCA") acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions.  The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund and 1.00% of each of the High Income Fund, Total Return Fund and Growth of Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.  For the six months ended December 31, 2009, management fees of $110,324, $218,625 and $31,451 were incurred by the Value Fund, High Income Fund and Total Return Fund, respectively, and for the period from December 30, 2009 to December 31, 2009, management fees of $16 were incurred by the Growth of Income Fund, before the waiver and reimbursement described below, with $22,155, $40,938 and $2,866 remaining payable at December 31, 2009 for the Value Fund, High Income Fund and Total Return Fund, respectively.  As of December 31, 2009, $160 was due from the Manager for the Growth of Income Fund.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses) at 1.30% for Class A, Class C and Class I of the Value Fund's average daily net assets through December 31, 2010; at 1.20% for Class A and Class C of the High Income Fund’s average daily net assets through June 30, 2011; at 1.30% for Class A and Class C of the Total Return Fund’s average daily net assets through June 30, 2011; at 1.30% for Class A and Class C of the Growth of Income Fund’s average daily net assets through December 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six month period ended December 31, 2009, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Value Fund	$ 47,044	$ -
High Income Fund	34,325	-
Total Return Fund	27,068	981
Growth of Income Fund(1)	16	160
(1)For the period December 30, 2009 through December 31, 2009.

As of December 31, 2009, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

	June 30,
Fund	2010	2011	2012	2013
Value Fund	$ 70,782	$ 58,304	$ 69,504	$ 47,044
High Income Fund	-	14,135	58,099	34,325
Total Return Fund	-	13,886	56,043	28,049
Growth of Income Fund				176

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

 A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund pay the greater of $9,000 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the six months ended December 31, 2009, service fees including out-of-pocket expenses of $18,072, $36,725, and $8,580 were incurred for the Value Fund, High Income Fund, and Total Return Fund, respectively, with $3,479, $6,745, and $992 remaining payable at December 31, 2009 for the Value Fund, High Income Fund and Total Return Fund, respectively.  For the period from December 30, 2009 to December 31, 2009, service fees including out-of-pocket expenses of $25 were incurred for the Growth of Income Fund, with $25 remaining payable at December 31, 2009.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $7,000 per year base fee per series.  For the six months ended December 31, 2009, Matrix earned compliance fees of $3,529, $3,529, and $3,529 for the Value Fund, High Income Fund and Total Return Fund, respectively, with $612, $612, and $612 remaining payable at December 31, 2009 for the Value Fund, High Income Fund and Total Return Fund, respectively.  For the period from December 30, 2009 to December 31, 2009, Matrix earned compliance fees of $19 for the Growth of Income Fund, with $19 remaining payable at December 31, 2009.

Matrix also acts as Distributor of the Funds’ shares.  For the six months ended December 31, 2009, Matrix received no commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Value Fund and Growth of Income Funds’ portfolio investments.  For those services, Matrix received $37,080 of brokerage commissions for the six months ended December 31, 2009.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six months ended December 31, 2009, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Value Fund	$ 19,911	$ 2,184
High Income Fund	41,212	53,776
Total Return Fund	2,746	20,464
Growth of Income Fund(1)	4	-
(1)For the period December 30, 2009 through December 31, 2009.

CCA has informed the Trust that for the six months ended December 31, 2009, it received contingent deferred sales charges from certain redemptions of the Funds’ Class C shares of $1,664.  The respective shareholders pay such charges, which are not an expense of the Funds.

CCA has informed the Trust that for the six months ended December 31, 2009, it received underwriter concessions from certain sales of the Funds’ Class A shares of $74,330.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2009 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Value Fund	$ 28,553,124	$ 6,006,161	$ (1,954,923)	$ 4,051,238
High Income Fund	50,855,149	4,659,373	(2,018,190)	2,641,183
Total Return Fund	9,192,537	521,978	(1,427,840)	(905,862)
Growth of Income Fund	1,099,102	25	(6,867)	(6,842)

(5)

TAX MATTERS (continued)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Value Fund and High Income Fund.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2009, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Value	$ (142,207)	$ 42,986	$ -	$ (13,739,443)	$ (2,078,998)	$ (15,917,662)
High Income	10,501	248,632	269	-	-	259,402
Total Return	(1,577,169)	24,260	3,106	-	(12,927)	(1,562,730)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of PFIC mark to market income, flow through income and deferred passive losses from limited partnerships, short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.  Following the March 27, 2009 acquisition by the Value Fund of the Roanoke Small-Cap Growth Fund, the Value Fund acquired all capital loss carryforwards available to the Roanoke Small-Cap Growth Fund.  In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward.  Of the capital losses subject to Section 382, the Fund may only utilize $51,421 in a given year.  In addition, $624,773 in capital loss carryforwards expired as of June 30, 2009 and $116,991 of the capital losses subject to the section 382 limit are in excess of cumulative limit and therefore will never be utilized.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  To the extent loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.  The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2009, the capital loss carryforwards for the Funds were as follows:

	Capital Loss Carryovers Expiring							Post-October Losses

Fund	2010	2011	2012	2015	2016	2017	Total*	Deferred	Utilized
Value	$ 9,361,824	$1,873,061	$764,051	$3,936	$1,422,234	$314,337	$13,739,443	$2,078,998	$47,965

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

In accordance with the accounting pronouncements, the Value Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  These reclassifications were primarily attributable to expiring capital loss carryforwards for the Value Fund.  As of June 30, 2009, the Value Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
	Accumulated	Accumulated	in on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Value Fund	$ -	$ 741,764	$ (741,764)

The tax character of dividends and distributions paid during the fiscal year ended June 30, 2009 and for the six months ended December 31, 2009 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	December 31, 2009	June 30, 2009	December 31, 2009	June 30, 2009
Value Fund	$ 42,987	$ -	$ -	$ -
High Income Fund	3,132,370	2,226,201	267	-
Total Return Fund	333,319	357,813	3,107	5,624

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2009, the companies that held more than 25% of the voting securities of the Value Fund and Total Return Fund, and may be deemed to control each respective Fund, are as follows:

Ownership	Value Fund			High Income Fund		Total Return Fund		Growth of Income Fund
	Class A	Class C	Class I	Class A	Class C	Class A	Class C	Class A	Class C
Charles Schwab Corp.	36%	-	26%	-	-	-	-	-	-
First Clearing, LLC	-	-	-	-	-	-	40%	-	-
Individual Investor	-	-	-	-	-	-	-	76%	100%
LPL Financial Corp.	-	29%	-	39%	-	50%	-	-	-
Oppenheimer & Co.	-	-	49%	-	-	-	-	-	-
Stifel Nicolaus & Co.	-	-	-	-	-	25%	-	-	-

(7)

ACQUISITION OF ROANOKE SMALL-CAP GROWTH FUND

Effective as of the close of business on March 27, 2009, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") the Value Fund received all the assets and liabilities of the Roanoke Small-Cap Growth Fund (the "Transferring Fund").  Class R shares of the Transferring Fund were exchanged for Class A shares of the Value Fund, and Class I shares of the Transferring Fund were exchanged for Class I shares of the Value Fund.  266,372 Class R shares of the Transferring Fund, valued at $20.75, were exchanged for 751,286 Class A shares of the Value Fund, valued at $7.36.  Each Class R share of the Transferring Fund was exchanged for 2.8204 Class A shares of the Value Fund.  126,825 Class I shares of the Transferring Fund, valued at $13.26, were exchanged for 228,492 Class I shares of the Value Fund, valued at $7.36.  Each Class I share of the Transferring Fund was exchanged for 1.8016 Class I shares of the Value Fund.  The Transferring Fund’s net assets on the date of the reorganization of $7,209,347, including ($3,662,384) of unrealized depreciation and ($13,952,848) of capital loss carryforwards, were combined with those of the Value Fund.  The combined assets immediately after the acquisition amounted to $8,145,891 for 1,107,124 shares outstanding.  The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Value Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization.  The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through March 1, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)

RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six months ended December 31, 2009, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
Catalyst Value Fund Class A	0.018189	-
Catalyst Value Fund Class C	0.019192	-
Catalyst Value Fund Class I	0.020976	-
Catalyst/SMH High Income Fund Class A	0.357954	0.109955
Catalyst/SMH High Income Fund Class C	0.333772	0.109955
Catalyst/SMH Total Return Income Fund Class A	0.235700	0.068632
Catalyst/SMH Total Return Income Fund Class C	0.214605	0.068632

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

The Funds’ portfolio holdings were divided among the following sectors (percentages are based on market value of each Fund’s portfolio holdings as of December 31, 2009, and are subject to change) (unaudited):

Value Fund		High Income Fund
Industry		Industry
Banks	0.13%	Building Materials	0.67%
Biotechnology	0.39%	Commercial Services	5.19%
Building Materials	3.20%	Diversified Financial Services	21.17%
Commercial Services	7.30%	Electrical Components & Equipment	7.40%
Cosmetics & Personal Care	0.93%	Electronics	0.63%
Electrical Components & Equipments	5.38%	Energy - Alternate Sources	0.94%
Electronics	0.38%	Healthcare - Products & Services	4.35%
Energy - Alternate Sources	0.37%	Holding Companies - Diversified	3.08%
Engineering & Construction	3.26%	Home Builders	0.17%
Food	0.54%	Leisure Time	2.64%
Healthcare - Products	0.89%	Lodging	3.98%
Internet	3.29%	Miscellaneous Manufacturing	4.69%
Iron & Steel	0.72%	Short-Term Investments	9.54%
Leisure Time	4.70%	Oil & Gas	9.12%
Machinery - Diversified	0.80%	Pharmaceuticals	2.23%
Miscellaneous Manufacturing	1.69%	Semiconductors	1.56%
Short-Term Investments	5.88%	Telecommunications	20.91%
Office Furnishings	0.57%	Transportation	1.73%
Oil & Gas	7.76%		100.00%
Pharmaceuticals	10.50%
Real Estate Investment Trust	8.70%
Savings & Loans	3.02%
Semiconductors	2.63%
Software	14.30%
Telecommunications	6.30%
Textiles	5.97%
Transportation	0.40%
	100.00%

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

Total Return Fund		Growth of Income Fund
Industry		Industry
Banks	2.03%	Aerospace - Defense	4.09%
Building Materials	0.77%	Apparel	1.51%
Closed-end Funds	0.36%	Beverages	1.78%
Commercial Services	3.08%	Chemicals	1.77%
Diversified Financial Services	18.86%	Computers	1.56%
Electrical Components & Equipment	4.33%	Cosmetics - Personal Care	3.54%
Energy - Alternate Sources	1.54%	Distribution - Wholesale	1.53%
Healthcare - Products & Services	2.63%	Diversified Finanancial Services	1.54%
Home Builders	1.32%	Electric	3.04%
Investment Companies	7.03%	Environmental Control	1.53%
Leisure Time	1.68%	Food	3.04%
Lodging	1.51%	Healthcare - Products	5.06%
Miscellaneous Manufacturing	4.23%	Insurance	1.52%
Short-Term Investments	10.62%	Media	1.03%
Oil & Gas	7.07%	Miscellaneous Manufacturing	1.52%
Pharmaceuticals	4.37%	Short-Term Investments	51.27%
Real Estate Investment Trust	10.80%	Oil & Gas	1.55%
Telecommunications	13.78%	Pharmaceuticals	3.52%
Transportation	2.57%	Pipelines	2.05%
Trucking & Leasing	1.42%	Retail	4.55%
	100.00%	Software	1.49%
		Telecommunications	1.51%
			100.00%

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated December 31, 2009 for Class A and Class C shares of the Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Fund and Catalyst/Groesbeck Growth of Income Fund; and for the current Fund’s prospectus dated October 31, 2009 for Class I shares of the Catalyst Value Fund were as follows:

Catalyst Value Fund Class A, gross of fee waivers or expense reimbursements	4.42%
Catalyst Value Fund Class A, after waiver and reimbursement	1.58%
Catalyst Value Fund Class C, gross of fee waivers or expense reimbursements	6.90%
Catalyst Value Fund Class C, after waiver and reimbursement	2.33%
Catalyst Value Fund Class I, gross of fee waivers or expense reimbursements	2.51%
Catalyst Value Fund Class I, after waiver and reimbursement	1.33%
Catalyst/SMH High Income Fund Class A, gross of fee waivers or expense reimbursements	1.82%
Catalyst/SMH High Income Fund Class A, after waiver and reimbursement	1.47%
Catalyst/SMH High Income Fund Class C, gross of fee waivers or expense reimbursements	2.57%
Catalyst/SMH High Income Fund Class C, after waiver and reimbursement	2.22%
Catalyst/SMH Total Return Income Fund Class A, gross of fee waivers or expense reimbursements	3.18%
Catalyst/SMH Total Return Income Fund Class A, after waiver and reimbursement	1.59%
Catalyst/SMH Total Return Income Fund Class C, gross of fee waivers or expense reimbursements	3.93%
Catalyst/SMH Total Return Income Fund Class C, after waiver and reimbursement	2.34%
Catalyst/Groesbeck Growth of Income Fund Class A, gross of fee waivers or expense reimbursements	1.66%
Catalyst/Groesbeck Growth of Income Fund Class A, after waiver and reimbursement	1.56%
Catalyst/Groesbeck Growth of Income Fund Class C, gross of fee waivers or expense reimbursements	2.41%
Catalyst/Groesbeck Growth of Income Fund Class C, after waiver and reimbursement	2.31%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.30% for Class A, Class C and Class I shares of the Catalyst Value Fund’s average daily net assets through December 31, 2010; at 1.20% for Class A and Class C shares of the Catalyst/SMH High Income Fund’s average daily net assets through June 30, 2011; at 1.30% for Class A and Class C shares of the Catalyst/SMH Total Return Income Fund’s average daily net assets through June 30, 2011; and at 1.30% for Class A and Class C shares of the Catalyst/Groesbeck Growth of Income Fund’s average daily net assets through December 31, 2010.  Total Gross Operating Expenses during the six month period ended December 31, 2009 were 2.08% for Class A, 2.84% for Class C and 1.83% for Class I of the Catalyst Value Fund; 1.61% for Class A and 2.36% for Class C of the Catalyst/SMH High Income Fund; and 2.45% for Class A and 3.19% for Class C of the Catalyst/SMH Total Return Income Fund.  Total Gross Operating Expenses during the period from December 30, 2009 to December 31, 2009 were 12.65% for Class A and 13.40% for Class C for the Catalyst/Groesbeck Growth of Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period ended December 31, 2009.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

Consideration and Approval of Growth of Income Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of Catalyst Funds (the "Trust"), including the Independent Trustees, unanimously approved the proposed Advisory Agreement between the Trust, on behalf of the Catalyst/Groesbeck Growth of Income Fund (the "Fund"), and Catalyst Capital Advisors LLC (the "Advisor") and the proposed Sub-Advisory Agreement between the Advisor and Groesbeck Fund Management Corp. (the "Sub-Advisor") at a meeting of the Board of Trustees held on November 12, 2009.  The Advisor noted that the Agreements were identical in all material respects to the management and sub-advisory agreements for the other series of the Trust.

In connection with their deliberations regarding approval of the Advisory Agreement, the Trustees reviewed a report prepared by the Adviser setting forth, and the Advisor’s responses to, a series of questions regarding, among other things, the investment performance of the Fund, the Advisor’s services to be provided to the Fund, comparative fee and expense information and the Advisor’s anticipated profitability from managing the Fund.

As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed the experience of its personnel.  The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees were informed that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the Sub-Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Sub-Advisor’s registration statement on Form ADV and discussed the experience of the firm's personnel.  In response to a question from the Board, a representative of the Sub-Advisor discussed the size of the Sub-Advisor’s staff and indicated that the firm had experience with pooled assets in the form of a common trust several years ago.  The Trustees noted that the Sub-Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  A representative of the Sub-Advisor indicated that the Sub-Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed. He discussed the business history and qualifications of the personnel of the Sub-Advisor.  A representative of the Sub-Advisor also discussed the Sub-Advisor’s business plan and the firm’s investment philosophy.

The Board discussed the nature, quality and extent of the services to be provided by the Advisor and the Sub-Advisor.  As to the nature, extent and quality of the services to be provided by the Sub-Advisor to the Fund, the Trustees considered that, under the terms of the Sub-Advisory Agreement, the Sub-Advisor will, subject to the supervision of the Board of Trustees of the Trust and the Advisor, provide to the Fund such investment advice as the Advisor and the Sub-Advisor in their discretion deem advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Trustees then considered that the Sub-Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Sub-Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Sub-Advisor deems to be desirable.

The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws and that the adoption of such a compliance program on behalf of the Sub-Advisor would be confirmed prior to the launch of the Fund.

The Trustees considered the scope of the services to be provided by the Advisor and the Sub-Advisor and noted that they would be responsible for maintaining and monitoring their respective compliance programs and the compliance program for the Fund.  The Trustees considered the investment experience of the Sub-Advisor, as well as the quality of the services they expect to be provided by the Sub-Advisor.  The Trustees considered the investment experience of the portfolio managers of the Advisor.  Following discussion, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Growth of Income Advisory and Sub-Advisory Agreements.

As to the costs of the services to be provided and the profits to be realized by the Advisor and the Sub-Advisor, the Trustees reviewed their estimates of profitability and their respective financial condition.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s and the Sub-Advisor’s expected levels of profitability from their relationships with the Fund were not excessive.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2009 (Unaudited)

                                         SEMI-ANNUAL REPORT

Consideration and Approval of Growth of Income Advisory Agreement and Sub-Advisory Agreement (continued)

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared those fees to management fees paid by funds in relevant peer groups.  A representative of the Advisor described how the peer group was selected, noting it was comprised of smaller funds in the Morningstar equity income category, but further refined for funds with an emphasis on dividends.  The Trustees also compared the total expense ratios of the Fund with the expense ratios of the funds in the peer group.  The information showed that the Fund’s contractual management fee of 1.00% and the Fund’s total expense ratio was within the range for the peer group.  The Trustees also considered the Advisor’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  A representative of the Sub-Advisor discussed with the Board the fees charged by the Sub-Advisor for managing separate accounts explaining they ranged from 0.40% to 1.00% depending on the size of the account.  Counsel referred the Trustees to their copy of the Letter Agreement between the Trust and the Advisor whereby the Advisor agreed to waive management fees and reimburse expenses in order to limit the Growth of Income Fund’s annual operating expenses to 1.30% of the Fund’s average daily net assets through December 31, 2010.  The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expects to receive from the Advisor and the Sub-Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Growth of Income Advisory Agreement between the Trust and the Advisor does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor and the Sub-Advisor to share their economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to approve the Advisory  Agreement and Sub-Advisory Agreement.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 7/1/09 through 12/31/09.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 7/1/09 through 12/31/09
Actual Fund Return (in parentheses)	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (+20.97%)	$ 1,000.00	$ 1,209.70	$ 12.48
Listed Private Equity Plus Fund Class C (+20.79%)	1,000.00	1,207.90	16.64
Hypothetical 5% Fund Return	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,013.90	$ 11.37
Listed Private Equity Plus Fund Class C	1,000.00	1,010.10	15.15

*Expenses are equal to the Fund’s annualized expense ratios of 2.24% and 2.99% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Please see Notes to Financial Statements (Note 4) section of this report for disclosure regarding the expense limitation agreement.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373.  Please read it carefully before you invest or send money.

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus supplement dated October 30, 2009 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	9.75%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.26%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	10.48%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	3.01%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.24% for Class A shares and 2.99% for Class C shares through October 31, 2010.  Total Gross Operating Expenses during the period ended December 31, 2009 for Class A shares and Class C shares were 3.15% and 3.90%, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period ended December 31, 2009.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK (99.96%)

CANADA (3.87%)
Brookfield Asset Management, Inc. - Class A	17,750	$ 393,695

FRANCE (11.51%)
Altamir Amboise	54,250	407,738
Eurazeo	8,150	569,784
Wendel	3,150	193,008
		1,170,530

GERMANY (4.02%)
Deutsche Beteiligungs AG	16,700	408,583

GREAT BRITAIN (23.04%)
3i Group Plc.	131,285	600,440
3i Infrastucture Plc.	98,000	160,912
Candover Investments Plc.	34,300	231,430
Electra Private Equity Plc. *	30,125	587,628
Graphite Enterprise Trust Plc.	38,000	187,306
Intermediate Capital Group Plc.	129,825	574,880
		2,342,596

GUERNSEY (7.54%)
KKR & Co. (Guernsey), LP *	90,150	766,275

ISRAEL (1.97%)
Israel Corp. Ltd. *	275	199,785

SWEDEN (5.80%)
Investor AB - B Shares	31,750	589,334

SWITZERLAND (6.73%)
Partners Group Holding AG	5,420	683,585

UNITED STATES (35.48%)
Apollo Investment Corp.	57,875	551,549
BlackRock Kelso Capital Corp.	19,300	164,436
Blackstone Group, LP	50,500	662,560
Evercore Partners, Inc.	5,400	164,160
Fifth Street Finance Corp.	40,700	437,118
Fortress Investment Group LLC *	120,950	538,228
Leucadia National Corp. *	22,455	534,204
SVB Financial Group *	13,310	554,894
		3,607,149

TOTAL COMMON STOCK (Cost $9,612,113)		10,161,532

SHORT TERM INVESTMENTS (1.70%)
Fidelity Institutional Money Market Fund Class I, 0.29% **	173,122	$ 173,122
TOTAL SHORT TERM INVESTMENTS (Cost $173,122)		173,122

TOTAL INVESTMENTS (Cost $9,785,235) - 101.66%		$ 10,334,654

LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (-1.66%)		(168,423)

NET ASSETS - 100%		$ 10,166,231

* Non-income producing security.
** Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of December 31, 2009 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	5.46%
Closed-end Funds	11.48%
Diversified Financial Services	33.34%
Diversified Holding Companies	7.16%
Investment Companies	24.71%
Real Estate	3.87%
Venture Capital	13.94%
Total Common Stock	99.96%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2009 (Unaudited)

Listed Private Equity Plus Fund
Assets:
Investments, at market (cost: $9,785,235)	$10,334,654
Receivables:
Investments sold	323,739
Dividends	21,900
Interest	29
Prepaid expenses	13,277
Total assets	10,693,599

Liabilities:
Payables:
Investments purchased	496,856
Distribution and/or Shareholder Service (12b-1) fees	8,181
Due to Manager	5,261
Due to Administrator	3,803
Other liabilities and accrued expenses	13,267
Total liabilities	527,368
Net Assets	$10,166,231

Net Assets consist of:
Paid-in capital	$10,156,186
Accumulated undistributed net investment loss	(348,130)
Accumulated net realized loss on investments and foreign currency	(187,531)
Net unrealized appreciation on investments and foreign
currency translations	545,706

Total Net Assets (Unlimited shares of beneficial interest authorized)	$10,166,231

Class A shares:
Net Assets applicable to 2,137,281 shares outstanding	$9,144,712
Net Asset Value per share	$4.28

Minimum redemption price per share Class A (1)	$4.15

Maximum offering price per share Class A (2)	$4.54

Class C shares:
Net Assets applicable to 239,091 shares outstanding	$1,021,519
Net Asset Value and offering price per share	$4.27

Minimum redemption price per share Class C (3)	$4.14

(1)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2) A maximum sales charge of 5.75% is imposed on Class A shares.
(3)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.   Certain Class C shares are subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions), although the CDSC for Class C was eliminated effective October 30, 2009.  Shares purchased on or after October 30, 2009 are not subject to a CDSC.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Listed Private Equity Plus Fund

For the six month period ended
December 31, 2009
(Unaudited)
Investment income:
Dividends (net of $2,279 foreign tax withheld)	$62,209
Interest	667
Total investment income	62,876

Expenses:
Management fees	48,347
Distribution and/or Shareholder Service (12b-1) fees - Class A	8,938
Distribution and/or Shareholder Service (12b-1) fees - Class C	2,928
Custody fees	18,657
Accounting and transfer agent fees and expenses	10,870
Compliance officer compensation	9,075
Registration fees	8,680
Audit fees	6,554
Legal fees	4,033
Pricing fees	2,686
Miscellaneous	1,566
Trustees' fees	971
Insurance fees	642
Total expenses	123,947
Less: fees waived and expenses absorbed	(35,113)
Net expenses	88,834

Net investment loss	(25,958)

Realized and unrealized gain on investments and foreign currency transactions:
Net realized gain on:
Investments and foreign currency transactions	341,104
Net change in unrealized appreciation on investments and
foreign currency translations	491,213
832,317

Net increase in net assets resulting from operations	$806,359

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Listed Private Equity Plus Fund

	For the six month period ended	For the year ended
	December 31, 2009	June 30, 2009
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income (loss)	$(25,958)	$13,652
Net realized gain (loss) on investments and foreign currency transactions	341,104	(461,132)
Net change in unrealized appreciation on investments and
foreign currency translations	491,213	213,925
Net increase (decrease) in net assets resulting from operations	806,359	(233,555)

Distributions to shareholders from:
Net investment income - Class A	(304,561)	(5,728)
Net investment income - Class C	(31,611)	(148)
Total distributions	(336,172)	(5,876)

Increase in net assets from Capital share
transactions (Note 2)	5,794,863	3,265,566

Total increase in net assets	6,265,050	3,026,135

Net Assets:
Beginning of period	3,901,181	875,046
End of period	$10,166,231	$3,901,181

Accumulated undistributed net investment income (loss)	$(348,130)	$14,000

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class A

	For the six month		For the Year		For the Period
	Period Ended		Ended		Ended
	December 31, 2009		June 30, 2009		June 30, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$3.66		$6.85		$10.00

Investment Operations:
Net investment income (loss) (a)	(0.06)		0.06		0.10
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	0.83		(3.21)		(3.24)
Total from investment operations	0.77		(3.15)		(3.14)

Distributions from:
Net investment income	(0.15)		(0.04)		(0.01)
Total from distributions	(0.15)		(0.04)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-

Net Asset Value, End of Period	$4.28		$3.66		$6.85

Total Return (c)	20.97%	(d)	(45.77)%		(31.39)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$9,145		$3,792		$746

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.15%	(e)	9.73%		13.75%	(e)
After fees waived and expenses absorbed	2.24%	(e)	1.99%		1.99%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.52)%	(e)	(6.04)%		(10.55)%	(e)
After fees waived and expenses absorbed	(0.61)%	(e)	1.70%		1.21%	(e)

Portfolio turnover rate	97.59%		101.45%		36.43%

(a)	Net investment income per share is based on average shares outstanding.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d) Aggregate total return, not annualized.
(e) Annualized.
*	The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class C

	For the six month		For the Year		For the Period
	Period Ended		Ended		Ended
	December 31, 2009		June 30, 2009		June 30, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$3.65		$6.80		$10.06

Investment Operations:
Net investment income (loss)(a)	(0.11)		(0.05)		0.07
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	0.87		(3.09)		(3.32)
Total from investment operations	0.76		(3.14)		(3.25)

Distributions from:
Net investment income	(0.14)		(0.01)		(0.01)
Total from distributions	(0.14)		(0.01)		(0.01)

Paid in capital from redemption fees	-		-	(b)	-

Net Asset Value, End of Period	$4.27		$3.65		$6.80

Total Return (c)	20.79%	(d)	(46.13)%		(32.32)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,022		109		$129

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.90%	(e)	10.46%		14.52%	(e)
After fees waived and expenses absorbed	2.99%	(e)	2.74%		2.74%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.27)%	(e)	(8.93)%		(10.83)%	(e)
After fees waived and expenses absorbed	(1.36)%	(e)	(1.21)%		0.95%	(e)

Portfolio turnover rate	97.59%		101.45%		36.43%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d) Aggregate total return, not annualized.
(e) Annualized.
*	The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Listed Private Equity Plus Fund (the "Fund") is one of eleven series of the Trust.  The Fund is registered as a non-diversified series of the Trust.  The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.  The investment advisor to the Fund is Vista Research and Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund’s investments carried at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ 10,161,532	$ -	$ 10,161,532
Short-Term Investments	-	173,122	173,122
Total	$ 10,161,532	$ 173,122	$ 10,334,654

(a) As of and during the six month period ended December 31, 2009, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

 (b) All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2009, no securities were fair valued.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required per GAAP.

As of and during the six month period ended December 31, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of December 31, 2009, the Fund did not incur any interest or penalties.  As required by FIN 48, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2008, June 30, 2009 and June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations – Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Redemption Fees and Sales Charges (Loads) - The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.75% is imposed on Class A shares.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the six month period ended December 31, 2009, there were redemption fees of $464 paid to the Fund and CDSC fees of $46 paid to the Manager.  The CDSC on Class C shares has been eliminated effective October 30, 2009.

h)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six month period ended December 31, 2009 were as follows:

Transactions in shares of capital stock for the fiscal year ended June 30, 2009 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Listed Private Equity Plus Fund were as follows:

Purchases	Sales
$12,948,822	$7,325,033

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the six month period ended December 31, 2009, the Fund incurred $48,347 of management fees, before the waiver and reimbursement described below, with $5,261 remaining payable to the Manager at December 31, 2009.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Listed Private Equity Plus Fund's average daily net assets through October 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the six month period ended December 31, 2009, the Manager waived management fees of $33,782 and reimbursed $1,331 of Fund expenses with $0 remaining due from the Manager at December 31, 2009.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

As of December 31, 2009, the Manager, subject to the terms of the Expense Limitation Agreement, may recapture the following waived and/or reimbursed amounts no later than the dates as follows:

June 30, 2011	June 30, 2012	June 30, 2012
$ 68,069	$ 72,361	$ 35,113

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets up to $60 million with lower fees at higher asset levels, such fee to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the six month period ended December 31, 2009, the Fund incurred $10,870 for such services including out-of-pocket expenses, with $2,228 remaining payable at December 31, 2009.  Per a new Services Agreement effective January 1, 2010, the Fund will pay Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $18,000 per year.  For the six month period ended December 31, 2009, Matrix earned $9,075 of compliance fees, with $1,575 remaining payable at December 31, 2009.  Per a new Services Agreement effective January 1, 2010, Matrix will receive a base fee of $12,000 per year for compliance officer services.

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  For the six month period ended December 31, 2009, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the six month period ended December 31, 2009, the Fund incurred $8,938 and $2,928 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 10,180,953	$ 462,617	$ (308,916)	$ 153,701

The difference between book basis and tax-basis unrealized net depreciation at December 31, 2009 is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s").

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of June 30, 2009, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Depreciation	$ (44,268)
Undistributed Ordinary Income	89,074
Capital Loss Carryforward	(196,988)
Deferred post-October Losses	(307,960)
Distributable Earnings, Net	$ (460,142)

As of June 30, 2009, the Fund had a capital loss carryforwards of $196,988 available for federal income tax purposes of which $23,354 expires as of June 30, 2016 and $173,634 expires as of June 30, 2017.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses and wash sale losses.  The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in PFIC’s.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

SEMI-ANNUAL REPORT

(5)

TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year. The Fund has elected to defer and has utilized net capital losses as indicated in the chart below.

Post-October Losses
Deferred	Utilized
$ 307,960	$ 39,244

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.  These reclassifications are due to differences in the character of realized gains from investments in PFIC’s, and net foreign currency gains for tax purposes.  As of June 30, 2009, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Income	Accumulated Net Realized Loss
$ 348	$ (348)

 (6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the six month period ended December 31, 2009	For the fiscal year ended June 30, 2009
Ordinary Income	$ 336,172	$ 5,876

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2009, LPL Financial Corp. held 61.77% and 52.79% of the voting securities of the Fund’s Class A and Class C shares, respectively, for the sole benefit of its customers and may be deemed to control the Fund.  As of December 31, 2009, Stifel, Nicolaus & Co. held 37.85% of the voting securities of the Fund’s Class C shares for the sole benefit of its customers and may be deemed to control the Fund.

(8)

RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

(9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through February 26, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2009, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Listed Private Equity Plus Fund Class A	$ 0.147054
Listed Private Equity Plus Fund Class C	0.138442

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Vista Research and Management, LLC

142 Hardscrabble Lake Drive

Chappaqua, NY  10514

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Eventide Gilead Fund

December 31, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS

EVENTIDE GILEAD FUND

December 31, 2009

          SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/09 through 12/31/09.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/09 through 12/31/09
Actual Fund Return (in parentheses)	Beginning Account Value (1)	Ending Account Value 12/31/09	Expenses Paid During Period
Eventide Gilead Fund Retail Class (+17.65%)	$ 1,000.00	$ 1,176.50	$ 9.00(2)
Eventide Gilead Fund Class A (+17.39%)	$ 1,000.00	$ 1,173.90	$ 3.18(3)
Eventide Gilead Fund Class C (+17.18%)	$ 1,000.00	$ 1,171.80	$ 4.61(3)

Hypothetical 5% Fund Return	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Expenses Paid During Period(4)
Eventide Gilead Fund Retail Class	$ 1,000.00	$ 1,016.90	$ 8.34
Eventide Gilead Fund Class A	$ 1,000.00	$ 1,016.80	$ 8.49
Eventide Gilead Fund Class C	$ 1,000.00	$ 1,013.00	$ 12.28

(1)Beginning account value for Eventide Gilead Fund Retail Class is as of 07/01/09.  Beginning account values for Eventide Gilead Fund Class A and Class C shares are as of their inception date on 10/28/09.

(2)Expenses are equal to the Fund’s annualized expense ratio of 1.64% for the Eventide Gilead Fund Retail Class shares, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period  from 07/01/09 to 12/31/09.

(3)Expenses are equal to the Fund’s annualized expense ratios of 1.67% and 2.42% for the Eventide Gilead Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period  since inception from 10/28/09 to 12/31/09.

(4) Expenses are equal to the Fund’s annualized expense ratios of 1.64%, 1.67% and 2.42% for the Eventide Gilead Fund Retail Class, Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period  from 07/01/09 to 12/31/09.

CATALYST FUNDS

EVENTIDE GILEAD FUND

December 31, 2009

          SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)(Continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-453-7877.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 1, 2009 were as follows:
Eventide Gilead Fund Retail Class, gross of fee waivers or expense reimbursements	11.03%
Eventide Gilead Fund Retail Class, after waiver and reimbursement	1.70%
Eventide Gilead Fund Class A, gross of fee waivers or expense reimbursements	11.08%
Eventide Gilead Fund Class A, after waiver and reimbursement	1.75%
Eventide Gilead Fund Class C, gross of fee waivers or expense reimbursements	11.83%
Eventide Gilead Fund Class C, after waiver and reimbursement	2.50%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.42% through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2009 were 5.22% for the Eventide Gilead Fund’s Retail Class shares.  Total Gross Operating Expenses (Annualized) during the period since inception from October 28, 2009 through December 31, 2009 were 5.09% and 5.84% for the Eventide Gilead Fund’s Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2009.

CATALYST FUNDS
EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCKS - (90.73%)

Auto Parts & Equipment - (7.08%)
ArvinMeritor, Inc. *	8,800	$ 98,384
Exide Technologies *	9,300	66,123
Goodyear Tire & Rubber Co. *	2,900	40,890
Tenneco, Inc. *	4,400	78,012
		283,409

Biotechnology - (4.08%)
Momenta Pharmaceuticals, Inc. *	7,700	97,097
Sangamo BioSciences, Inc. *	11,200	66,304
		163,401
Building Materials - (2.01%)
Martin Marietta Materials, Inc.	900	80,469

Chemicals - (2.17%)
Potash Corp. of Saskatchewan, Inc.	800	86,800

Coal - (1.84%)
Alpha Natural Resources, Inc. *	1,700	73,746

Commercial Services - (2.72%)
SuccessFactors, Inc. *	3,900	64,662
TrueBlue, Inc. *	3,000	44,430
		109,092

Computers - (5.30%)
iGATE Corp.	6,100	61,000
Seagate Technology *	3,700	67,303
Western Digital Corp. *	1,900	83,885
		212,188

Electric - (4.56%)
NRG Energy, Inc. *	5,000	118,050
NV Energy, Inc.	5,200	64,376
		182,426

Engineering & Construction - (2.58%)
Chicago Bridge & Iron Co. NV	5,100	103,122

COMMON STOCKS - (90.73%) (continued)	Shares	Value

Food - (5.70%)
American Italian Pasta Co. Class A *	2,200	$ 76,538
Chiquita Brands International, Inc. *	8,400	151,536
		228,074

Forest Products & Paper - (4.09%)
Buckeye Technologies, Inc. *	8,600	83,936
Fibria Celulose SA - ADR *	3,500	79,940
		163,876

Healthcare Products - (8.91%)
Columbia Laboratories, Inc. *	136,800	147,744
Inverness Medical Innovations, Inc. *	2,000	83,020
Kinetic Concepts, Inc. *	1,200	45,180
Rockwell Medical Technologies, Inc. *	10,500	80,745
		356,689

Home Builders - (2.06%)
D.R. Horton, Inc.	7,600	82,612

Household Products - (1.95%)
Summer Infant, Inc. *	17,400	78,126

Internet - (1.87%)
Rackspace Hosting, Inc. *	3,600	75,060

Iron & Steel - (3.29%)
JFE Holdings, Inc.	1,900	75,128
Steel Dynamics, Inc.	3,200	56,704
		131,832

Metal Fabricate & Hardware - (1.81%)
Tenaris SA - ADR	1,700	72,505

Mining - (1.40%)
Freeport-McMoRan Copper & Gold, Inc.	700	56,203

Miscellaneous Manufacturing - (2.04%)
Illinois Tool Works, Inc.	1,700	81,583

COMMON STOCKS - (90.73%) (continued)	Shares	Value

Oil & Gas - (7.29%)
Cameron International Corp. *	1,600	$ 66,880
Canadian Natural Resources Ltd.	700	50,365
Newfield Exploration Co. *	1,400	67,522
Noble Corp.	1,000	40,700
Questar Corp.	1,600	66,512
		291,979

Pipelines - (2.74%)
Kinder Morgan Management, LLC *	1,196	65,349
ONEOK, Inc.	1,000	44,570
		109,919

Savings & Loans - (1.39%)
First Niagara Financial Group, Inc.	4,000	55,640

Semiconductors - (10.00%)
Analog Devices, Inc.	2,400	75,792
Lam Research Corp. *	3,700	145,077
Micron Technology, Inc. *	9,500	100,320
Skyworks Solutions, Inc. *	5,600	79,464
		400,653

Software - (3.85%)
CommVault Systems, Inc. *	3,200	75,808
SolarWinds, Inc. *	3,400	78,234
		154,042

TOTAL COMMON STOCKS (Cost $3,173,901)		3,633,446

SHORT-TERM INVESTMENT - (7.91%)
Fidelity Institutional Money Market Fund Class I, 0.29% **	316,825	316,825
TOTAL SHORT-TERM INVESTMENT - (Cost $316,825)		316,825

TOTAL INVESTMENTS (Cost $3,490,726) - 98.64%		$ 3,950,271

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.36%		54,344

NET ASSETS - 100.00%		$ 4,004,615

* Non-income producing security.
** Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $3,490,726)	$ 3,950,271
Deposits at broker	10,064
Due from manager	6,452
Receivables:
Fund shares sold	224,394
Investments sold	146,594
Dividends	240
Interest	55
Prepaid expenses	8,322
Total assets	4,346,392

Liabilities:
Payables:
Investments purchased	329,874
Distributions payable	3,230
Accrued distribution and/or service (12b-1) fees	1,613
Accrued expenses	2,577
Due to administrator	4,483
Total liabilities	341,777

Net Assets	$ 4,004,615

Sources of Net Assets:
Paid-in capital	$ 3,494,107
Accumulated net investment loss	(7,573)
Accumulated net realized gain on investments	58,536
Net unrealized appreciation on investments	459,545

Total Net Assets (Unlimited shares of beneficial interest authorized)	$ 4,004,615

Retail Class shares:
Net assets applicable to 346,130 shares outstanding	$3,902,613
Net asset value, offering price and redemption price per share	$11.27

Class A shares:
Net assets applicable to 6,669 shares outstanding	$75,215
Net asset value	$11.28

Maximum offering price per share Class A [1]	$11.97

Minimum redemption price per share [2]	$11.17

Class C shares:
Net assets applicable to 2,379 shares outstanding	$26,787
Net asset value and offering price per share	$11.26

Minimum redemption price per share Class C [3]	$11.15

[1]	A maximum sales charge of 5.75% is imposed on Class A shares.
[2]

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

[3]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF OPERATIONS

December 31, 2009	SEMI-ANNUAL REPORT
For the
Six Month
Period Ended
December 31, 2009
(Unaudited)
Investment income:
Dividends	$ 12,762
Interest	478
Total investment income	13,240

Expenses:
Management fees	12,678
Distribution and/or service (12b-1) fees - Retail Class	2,517
Distribution and/or service (12b-1) fees - A Class	15
Distribution and/or service (12b-1) fees - C Class	30
Accounting and transfer agent fees and expenses	18,925
Legal fees	6,882
Audit fees	6,184
Compliance officer fees	6,050
Registration fees	5,342
Custodian fees	3,314
Pricing fees	2,091
Trustee fees and expenses	972
Insurance fees	641
Miscellaneous	469
Printing fees	87
Total expenses	66,197
Less: fees waived and expenses absorbed	(45,384)
Net expenses	20,813

Net investment loss	(7,573)

Realized and unrealized gain on investments:
Net realized gain on investments (excluding short securities)	205,668
Net unrealized appreciation on investments	274,922
Net realized and unrealized gain on investments	480,590

Net increase in net assets resulting from operations	$ 473,017

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF CHANGES IN NET ASSETS

December 31, 2009		SEMI-ANNUAL REPORT
	For the
	Six Month	For the
	Period Ended	Period Ended
	December 31, 2009	June 30, 2009 *
	(Unaudited)

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$ (7,573)	$ 1,701
Net realized gain (loss) on investments, short securities and options written	205,668	(115,173)
Net unrealized appreciation on investments	274,922	184,623
Net increase in net assets resulting from operations	473,017	71,151

Distributions to shareholders from:
Net investment income - Retail Class	-	(1,701)
Distribution in excess of net investment income - Retail Class	-	(1,981)
Net realized gain Retail Class	(31,105)	-
Net realized gain Class A	(629)	-
Net realized gain Class C	(225)	-
Total Distributions	(31,959)	(3,682)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	1,810,792	1,685,296

Increase in net assets	2,251,850	1,752,765

Net Assets:
Beginning of period	1,752,765	-

End of period	$ 4,004,615	$ 1,752,765
Accumulated net investment loss	$ (7,573)	$ -

* The Eventide Gilead Fund commenced operations on July 8, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2009			SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	Retail Class

	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2009		June 30, 2009 *
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.66		$ 10.00

Investment Operations:
Net investment income (loss)	(0.03)		0.02
Net realized and unrealized gain (loss) on investments	1.74		(0.33)
Total from investment operations	1.71		(0.31)

Distributions:
From net investment income	-		(0.02)
Distribution in excess of net investment income	-		(0.01)
From net realized gain	(0.10)		-
Total distributions	(0.10)		(0.03)

Net Asset Value, End of Period	$ 11.27		$ 9.66

Total Return [1]	17.65%		(2.96)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,903		$ 1,753

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.22%	[2]	10.95%	[2,3]
After fees waived and expenses absorbed	1.64%	[2]	1.69%	[2,3]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(4.17)%	[2]	(9.05)%	[2,3]
After fees waived and expenses absorbed	(0.59)%	[2]	0.21%	[2,3]

Portfolio turnover rate	208%		339%

* The Eventide Gilead Fund commenced operations on July 8, 2008.
[1]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2] Annualized.
[3] The expense ratios include 0.02% attributed to dividends on securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2009			SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	December 31, 2009 *		December 31, 2009 *
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 9.69		$ 9.69

Investment Operations:
Net investment loss	(0.02)		(0.04)
Net realized and unrealized gain on investments	1.71		1.71
Total from investment operations	1.69		1.67

Distributions:
From net realized gain	(0.10)		(0.10)
Total distributions	(0.10)		(0.10)

Net Asset Value, End of Period	$ 11.28		$ 11.26

Total Return [1]	17.39%		17.18%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 75		$ 27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.09%	[2]	5.84%	[2]
After fees waived and expenses absorbed	1.67%	[2]	2.42%	[2]

Ratio of net investment loss:
Before fees waived and expenses absorbed	(4.66)%	[2]	(5.38)%	[2]
After fees waived and expenses absorbed	(1.25)%	[2]	(1.96)%	[2]

Portfolio turnover rate	208%		208%

*	The Eventide Gilead Fund Class A and Class C shares commenced operations on October 28, 2009.
[1]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2] Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Eventide Gilead Fund (the "Fund") is one of eleven series of the Trust.  The Fund is registered as a diversified series of the Trust.  The Fund commenced operations on July 8, 2008.  The Fund’s investment objective is to provide long-term capital appreciation.  The investment advisor to the Fund is Eventide Asset Management, LLC (the "Manager").

The Fund offers four classes of shares, Retail Class, Institutional Class, Class A and Class C.  Each differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs ( Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund’s investments carried at fair value:

Security Classification (1)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Common Stocks (2)	$ 3,633,446	$ 3,633,446	$ –	$ –
Short-Term Investments	316,825	–	316,825	–
Totals	$ 3,950,271	$ 3,633,446	$ 316,825	–

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)

As of and during the six month period ended December 31, 2009, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2009, no securities were fair valued

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statement of Operations for the six month period ended December 31, 2009 were as follows:

Derivatives not accounted for as hedging instruments under SFAS 133	Location of gain (loss) on derivatives recognized in income	Realized gain (loss) on derivatives recognized in income
Call options purchased	Net realized gain (loss) on investments	$ (9,061)
Put options purchased	Net realized gain (loss) on investments	(39,540)
Totals		$ (48,601)

There were no open derivative instruments as of December 31, 2009.

c)

Short Sales – The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

d)

Federal Income Tax - The Fund qualifies and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

As of and during the six month period ended December 31, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the six month period ended December 31, 2009, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax year ended June 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the Fund’s shares were owned directly or indirectly by five or fewer individuals at a certain time during the last half of the year. As a personal holding company, the Fund may be subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Multiple Class Allocations – Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2009, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the six month period ended December 31, 2009 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the six month period ended:
December 31, 2009
Retail Class
Shares……………………………	167,526	(5,354)	2,473	164,645
Value…………………………….	$ 1,744,571	$ (57,591)	$ 27,875	$ 1,714,855
Class A (1)
Shares……………………………	6,617	(4)	56	6,669
Value…………………………….	$ 70,429	$ (48)	$ 629	$ 71,010
Class C (1)
Shares……………………………	2,360	(1)	20	2,379
Value…………………………….	$ 24,714	$ (12)	$ 225	$ 24,927
(1) The Eventide Gilead Fund Class A shares and Class C shares commenced operations on October 28, 2009.

Transactions in shares of capital stock for the period since inception from July 8, 2008 through June 30, 2009 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2009 (1)
Retail Class
Shares……………………………	181,037	(46)	494	181,485
Value…………………………….	$ 1,682,009	$ (395)	$ 3,682	$ 1,685,296
(1) The Eventide Gilead Fund Retail Class shares commenced operations on July 8, 2008.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Eventide Gilead Fund were as follows:

Purchases	Sales
$6,260,349	$4,821,888

There were no government securities purchased or sold during the period.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

 (4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the six month period ended December 31, 2009, the Fund incurred $12,678 of management fees, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 fees and extraordinary expenses) at 1.47% of the Fund's average daily net assets through June 30, 2011.  Effective October 1, 2009, the Expense Limitation Agreement was revised to maintain total annual operating expenses at 1.42% of the Fund’s average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the six month period ended December 31, 2009, the Manager waived management fees of $12,678 and reimbursed $32,706 of Fund expenses.  The Manager may recapture $76,051 and $45,384 no later than June 30, 2012 and June 30, 2013, respectively subject to the terms of the Expense Limitation Agreement.  As of December 31, 2009, $6,452 is due from the Manager to the Fund under this Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended December 31, 2009, the Fund incurred $18,925 for such services including out-of-pocket expenses, with $3,433 remaining payable at December 31, 2009.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $12,000 per year.  For the six month period ended December 31, 2009, Matrix earned $6,050 of compliance fees, with $1,050 remaining payable at December 31, 2009.

Matrix also acts as Distributor of the Fund’s shares.  For the six month period ended December 31, 2009, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $20,464 of brokerage commissions for the six month period ended December 31, 2009.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six month period ended December 31, 2009, the Fund incurred $2,517, $15 and $30 of 12b-1 fees for the Retail Class, Class A and Class C shares, respectively.

For the six month period ended December 31, 2009, the Manager did not receive any contingent deferred sales charges from certain redemptions of the Fund’s Class C shares.  The respective shareholders pay such charges, which are not an expense of the Fund.

For the six month period ended December 31, 2009, the Manager has received $473 in underwriter concessions from the sale of Fund shares.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 3,490,856	$ 472,929	$ (13,514)	$ 459,415

The difference between book basis and tax-basis unrealized appreciation at December 31, 2009 is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation	$ 184,306
Capital Loss Carryforward:	(114,856)
Distributable Earnings, Net	$ 69,450

As of June 30, 2009, the Fund had a capital loss carryforward of $114,856 available for federal income tax purposes which expires on June 30, 2017.  The capital loss carryforward shown above differs from corresponding accumulated net realized loss figure reported in the statement of assets and liabilities due to the tax deferral of losses on wash sales.

(6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the six month period ended December 31, 2009	For the period from July 8, 2008 (commencement of operations) to June 30, 2009
Ordinary Income	$31,959	$ 3,682

(7)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)

RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

 (9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through February 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Effective February 2, 2010, the Eventide Gilead Fund Institutional Class shares commenced operations.

CATALYST FUNDS

Additional Information

December 31, 2009 (Unaudited)

                                  SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-453-7877; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-453-7787; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2009, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Eventide Gilead Fund – Retail Class Eventide Gilead Fund – Class A Eventide Gilead Fund – Class C	$ 0.095179 0.095179 0.095179

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

As of December 31, 2009, the Fund’s portfolio was divided among industry sectors as follows:

Portfolio holdings are based on total market value of the Fund’s portfolio as of December 31, 2009 and subject to change.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA  02109

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Asset Fund

December 31, 2009

Compass EMP Mutual Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

COMPASS EMP MUTUAL FUNDS                                              SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/09 through 12/31/09.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Compass EMP Multi-Asset Balanced Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value (1)	Ratio For the Period	Value 12/31/09	During the Period
Actual Fund Return (in parentheses)
Class A (+12.10%)	$ 1,000.00	1.15%	$ 1,121.00	$ 6.15 (2)
Class C (+11.60%)	1,000.00	1.90%	1,116.00	10.13 (2)
Class T (-1.57%)	1,000.00	1.40%	984.30	0.04 (3)
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period (4)
Hypothetical 5% Return
Class A	1,000.00	1.15%	1,019.40	5.85
Class C	1,000.00	1.90%	1,015.60	9.65
Class T	1,000.00	1.40%	1,018.10	7.12

Compass EMP Multi-Asset Growth Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value (1)	Ratio For the Period	Value 12/31/09	During the Period
Actual Fund Return (in parentheses)
Class A (+17.90%)	$ 1,000.00	1.45%	$ 1,179.00	$ 7.96 (2)
Class C (+17.47%)	1,000.00	2.20%	1,174.70	12.06 (2)
Class T (-4.27%)	1,000.00	1.70%	957.30	0.05 (3)
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period (4)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17
Class T	1,000.00	1.70%	1,016.60	8.64

COMPASS EMP MUTUAL FUNDS                                              SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

Compass EMP Alternative Asset Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 12/30/09	Ratio For the Period	Value 12/31/09	During the Period
Actual Fund Return (in parentheses)
Class A (-0.50%)	$ 1,000.00	1.45%	$ 995.00	$ 0.04 (3)
Class C (-0.50%)	1,000.00	2.20%	995.00	0.06 (3)
Class T (-0.50%)	1,000.00	1.70%	995.00	0.05 (3)
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period (4)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17
Class T	1,000.00	1.70%	1,016.60	8.64

(1) Beginning account values for Compass EMP Multi-Asset Balanced Fund Class A and Class C shares and Compass EMP Multi-Asset Growth Fund Class A and Class C shares are as of 07/01/09. Beginning account values for Compass EMP Multi-Asset Balanced Fund Class T shares and Compass EMP Multi-Asset Growth Fund Class T shares are as of their inception date on 12/30/09.

(2) Expenses are equal to the Funds’ annualized expense ratios of 1.15% and 1.90% for the Compass EMP Multi-Asset Balanced Fund Class A and Class C shares, respectively; 1.45% and 2.20% for the Compass EMP Multi-Asset Growth Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(3)Expenses are equal to the Funds’ annualized expense ratios of 1.40% for the Compass EMP Multi-Asset Balanced Fund Class T shares, 1.70% for the Compass EMP Multi-Asset Growth Fund Class T shares, and 1.45%, 2.20% and 1.70% for the Compass EMP Alternative Asset Fund Class A, Class C and Class T shares, respectively multiplied by the average account value over the period, multiplied by 1/365 to reflect the period since inception 12/30/09 to 12/31/09.

(4) Expenses are equal to the Funds’ annualized expense ratios of 1.15%, 1.90% and 1.40% for the Compass EMP Multi-Asset Balanced Fund Class A, Class C and Class T shares, respectively;1.45%, 2.20%  and 1.70% for the Compass EMP Multi-Asset Growth Fund Class A, Class C and Class T shares, respectively; and 1.45%, 2.20% and 1.70% for the Compass EMP Alternative Asset Fund Class A, Class C and Class T shares, respectively multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-944-4367.  Please read it carefully before you invest or send money.

COMPASS EMP MUTUAL FUNDS                                              SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated February 1, 2010 were as follows:
Compass EMP Multi-Asset Balanced Fund Class A, gross of fee waivers or expense reimbursements	2.57%
Compass EMP Multi-Asset Balanced Fund Class A, after waiver and reimbursement	1.62%
Compass EMP Multi-Asset Balanced Fund Class C, gross of fee waivers or expense reimbursements	3.32%
Compass EMP Multi-Asset Balanced Fund Class C, after waiver and reimbursement	2.37%
Compass EMP Multi-Asset Balanced Fund Class T, gross of fee waivers or expense reimbursements	2.82%
Compass EMP Multi-Asset Balanced Fund Class T, after waiver and reimbursement	1.87%
Compass EMP Multi-Asset Growth Fund Class A, gross of fee waivers or expense reimbursements	4.20%
Compass EMP Multi-Asset Growth Fund Class A, after waiver and reimbursement	2.11%
Compass EMP Multi-Asset Growth Fund Class C, gross of fee waivers or expense reimbursements	4.95%
Compass EMP Multi-Asset Growth Fund Class C, after waiver and reimbursement	2.86%
Compass EMP Multi-Asset Growth Fund Class T, gross of fee waivers or expense reimbursements	4.45%
Compass EMP Multi-Asset Growth Fund Class T, after waiver and reimbursement	2.36%
Compass EMP Alternative Asset Fund Class A, gross of fee waivers or expense reimbursements	2.70%
Compass EMP Alternative Asset Fund Class A, after waiver and reimbursement	1.75%
Compass EMP Alternative Asset Class C, gross of fee waivers or expense reimbursements	3.45%
Compass EMP Alternative Asset Class C, after waiver and reimbursement	2.50%
Compass EMP Alternative Asset Class T, gross of fee waivers or expense reimbursements	2.95%
Compass EMP Alternative Asset Class T, after waiver and reimbursement	2.00%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 0.90% for the Compass EMP Multi-Asset Balanced Fund’s average daily net assets; at 1.20% for the Compass EMP Multi-Asset Growth Fund’s and the Compass EMP Alternative Asset Fund’s average daily net assets through December 31, 2010.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2009 were 1.39% for Class A, 2.14% for Class C and 1.64% for Class T of the Compass EMP Multi-Asset Balanced Fund.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2009 were 2.01% for Class A, 2.76% for Class C and 2.26% for Class T of the Compass EMP Multi-Asset Growth Fund.  Total Gross Operating Expenses (Annualized) during the period from December 30, 2009 through December 31, 2009 were 789.02% for Class A, 789.77% for Class C and 789.27% for Class T of the Compass EMP Alternative Asset Fund.   Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the six month period ended December 31, 2009.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - December 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (94.84%)

Commodity Funds - (3.84%)
PowerShares DB Commodity Index Tracking Fund *	42,504	$ 1,046,448

Currency Funds - (10.73%)
PowerShares DB G10 Currency Harvest Fund *	77,733	1,829,835
WisdomTree Dreyfus Emerging Currency Fund *	49,745	1,094,390
		2,924,225
Debt Funds - (48.91%)
iShares Barclays Aggregate Bond Fund	31,300	3,229,847
iShares Barclays TIPS Bond Fund	20,516	2,131,612
PowerShares Preferred Portfolio	30,608	414,739
SPDR Barclays Capital International Treasury Bond ETF	37,599	2,136,751
SPDR Barclays Capital TIPS Bond ETF	42,500	2,175,150
Vanguard Total Bond Market ETF	41,226	3,239,951
		13,328,050
Equity Funds - (31.36%)
iShares Cohen & Steers Realty Majors Index Fund	9,307	488,804
iShares Diversified Alternatives Trust *	12,143	604,054
iShares Dow Jones U.S. Real Estate Index Fund	2,257	103,641
iShares S&P U.S. Preferred Stock Index Fund	11,235	412,325
PowerShares FTSE RAFI Developed Markets ex - U.S. Small-Mid Portfolio	13,206	277,856
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	5,582	282,673
PowerShares FTSE RAFI Developed Markets ex - U.S. Portfolio	17,355	657,060
PowerShares FTSE RAFI Emerging Markets Portfolio	18,597	427,917
PowerShares FTSE RAFI US 1000 Portfolio	13,635	647,254
PowerShares S&P 500 BuyWrite Portfolio	42,844	921,570
ProShares Credit Suisse 130/30	18,399	922,710
SPDR Dow Jones International Real Estate ETF	6,741	235,194
SPDR S&P 500 ETF Trust	5,801	646,463
WisdomTree DEFA Fund	13,788	643,720
WisdomTree Emerging Markets Equity Income Fund	6,823	339,185
WisdomTree International SmallCap Dividend Fund	6,145	275,173
WisdomTree International Real Estate Fund	14,239	381,178
WisdomTree SmallCap Earnings Fund	6,764	280,097
		8,546,874

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,101,121)		25,845,597

SHORT-TERM INVESTMENTS - (5.20%)
Fidelity Institutional Money Market Portfolio - 0.21% **	1,416,205	1,416,205
TOTAL SHORT-TERM INVESTMENTS (Cost $1,416,205)		1,416,205

Total Investments (Cost $25,517,326) - 100.04%		$ 27,261,802

Liabilities in Excess of Other Assets, Net - (0.04%)		(10,908)

Net Assets - 100%		$ 27,250,894

* Non-income producing security.
** Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.

Compass EMP Multi-Asset Balanced Fund Asset Allocation as of December 31, 2009.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF). As a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - December 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (95.77%)

Commodity Funds - (9.37%)
PowerShares DB Commodity Index Tracking Fund *	57,703	$ 1,420,648

Currency Funds - (15.48%)
PowerShares DB G10 Currency Harvest Fund *	98,682	2,346,514

Equity Funds - (70.92%)
iShares Cohen & Steers Realty Majors Index Fund	15,035	789,638
iShares Diversified Alternatives Trust *	16,493	820,444
iShares Dow Jones U.S. Real Estate Index Fund	2,060	94,595
PowerShares FTSE RAFI Developed Markets ex - U.S. Small-Mid Portfolio	17,772	373,925
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	7,511	380,357
PowerShares FTSE RAFI Developed ex. - US Markets Portfolio	23,263	880,737
PowerShares FTSE RAFI Emerging Markets Portfolio	22,535	518,530
PowerShares FTSE RAFI US 1000 Portfolio	18,112	859,777
PowerShares S&P 500 BuyWrite Portfolio	50,553	1,087,390
ProShares Credit Suisse 130/30	21,708	1,088,656
SPDR Dow Jones International Real Estate ETF	8,816	307,590
SPDR S&P 500 ETF Trust	7,718	860,094
WisdomTree DEFA Fund	18,483	862,916
WisdomTree Emerging Markets Equity Income Fund	10,674	530,626
WisdomTree International SmallCap Dividend Fund	8,270	370,331
WisdomTree International Real Estate Fund	20,358	544,984
WisdomTree SmallCap Earnings Fund	9,103	376,955
		10,747,545

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,946,083)		14,514,707

SHORT-TERM INVESTMENTS - (4.17%)
Fidelity Institutional Money Market Portfolio - 0.21% **	632,362	632,362
TOTAL SHORT-TERM INVESTMENTS - (Cost $632,362)		632,362

Total Investments (Cost $13,578,445) - 99.94%		$ 15,147,069

Other Assets less Liabilities, Net - 0.06%		8,432

Net Assets - 100%		$ 15,155,501

* Non-income producing security.
** Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.

Compass EMP Multi-Asset Growth Fund Asset Allocation as of December 31, 2009.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF). As a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP ALTERNATIVE ASSET FUND
SCHEDULE OF INVESTMENTS - December 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (90.22%)
Equity Funds - (90.22%)
PowerShares S&P 500 BuyWrite Portfolio	459	$ 9,873
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,928)		9,873

SHORT-TERM INVESTMENTS - (63.96%)
Fidelity Institutional Money Market Portfolio - 0.21% *	7,000	7,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,000)		7,000

Total Investments (Cost $16,928) - 154.18%		$ 16,873

Liabilities in Excess of Other Assets, Net - (54.18%)		(5,929)

Net Assets - 100%		$ 10,944

* Rate shown represents the rate at December 31, 2009, which is subject to change and resets daily.

Compass EMP Alternative Asset Fund Asset Allocation as of December 31, 2009.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF). As a percentage of net assets.

	Equity Hedge	90.22%
	Cash	9.78%
	Total	100.00%

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2009 (Unaudited)

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
Assets:
Investments in securities, at value	$ 27,261,802	$ 15,147,069
Receivables:
Capital shares sold	24,788	23,245
Dividends	33,913	3,508
Interest	384	122
Prepaid expenses	9,485	10,686
Total assets	27,330,372	15,184,630

Liabilities:
Payables:
Distributions payable	11,340	1,151
Capital shares redeemed	27,147	1,611
Distribution fees	14,421	7,243
Due to Manager	7,287	4,120
Due to administrator	9,387	6,746
Other liabilities and accrued expenses	9,896	8,258
Total liabilities	79,478	29,129
Net Assets	$ 27,250,894	$ 15,155,501

Net Assets consist of:
Paid-in capital	$ 23,531,408	$ 12,499,344
Accumulated net realized gain on investments	1,975,010	1,087,533
Net unrealized appreciation on investments	1,744,476	1,568,624

Total Net Assets	$ 27,250,894	$ 15,155,501

Investments in securities, at cost	$ 25,517,326	$ 13,578,445

Class A shares:
Net Assets	$ 24,191,602	$ 13,739,332
Shares of beneficial interest outstanding (1)	1,992,918	1,107,215
Net Asset Value price per share	$ 12.14	$ 12.41

Maximum offering price per share (2)	$ 12.88	$ 13.17
Minimum Redemption price per share (3)	$ 12.02	$ 12.29

Class C shares:
Net Assets	$ 3,058,293	$ 1,415,172
Shares of beneficial interest outstanding (1)	252,463	114,652
Net Asset Value and offering price per share	$ 12.11	$ 12.34

Minimum Redemption price per share (3)	$ 11.99	$ 12.22

Class T shares:
Net Assets	$ 999	$ 997
Shares of beneficial interest outstanding (1)	82	80
Net Asset Value and offering price per share (4)	$ 12.13	$ 12.40

Maximum offering price per share (2)	$ 12.57	$ 12.85
Minimum Redemption price per share (3)	$ 12.01	$ 12.28

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)
(4) NAV does not recompute due to rounding.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2009 (Unaudited)

Compass EMP
Alternative
Asset Fund
Assets:
Investments in securities, at value	$ 16,873
Receivables:
Capital shares sold	4,000
Due from Manager	237
Total assets	21,110

Liabilities:
Payables:
Investments purchased	9,928
Due to administrator	88
Other liabilities and accrued expenses	150
Total liabilities	10,166
Net Assets	$ 10,944

Net Assets consist of:
Paid-in capital	$ 11,000
Accumulated net investment loss	(1)
Net unrealized depreciation on investments	(55)

Total Net Assets	$ 10,944

Investments in securities, at cost	$ 16,928

Class A shares:
Net Assets	$ 8,954
Shares of beneficial interest outstanding (1)	900
Net Asset Value price per share	$ 9.95

Maximum offering price per share (2)	$ 10.56
Minimum Redemption price per share (3)	$ 9.85

Class C shares:
Net Assets	$ 995
Shares of beneficial interest outstanding (1)	100
Net Asset Value and offering price per share	$ 9.95

Minimum Redemption price per share (3)	$ 9.85

Class T shares:
Net Assets	$ 995
Shares of beneficial interest outstanding (1)	100
Net Asset Value and offering price per share	$ 9.95

Maximum offering price per share (2)	$ 10.31
Minimum Redemption price per share (3)	$ 9.85

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
	For the	For the
	Six Month	Six Month
	Period Ended	Period Ended
	December 31, 2009	December 31, 2009
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$ 372,228	$ 141,619
Interest	2,556	1,026
Total investment income	374,784	142,645

Expenses:
Management fees	58,023	51,330
Distribution and/or service (12b-1) fees - Class A	26,315	14,664
Distribution and/or service (12b-1) fees - Class C	10,788	5,504
Distribution and/or service (12b-1) fees - Class T	-	-
Accounting and transfer agent fees and expenses	43,277	30,290
Registration fees	8,460	8,774
Audit fees	6,554	6,554
Compliance officer compensation	6,050	6,050
Legal fees	3,173	3,173
Custody fees	2,521	2,521
Miscellaneous	1,591	1,608
Trustees' fees	971	971
Pricing fees	803	695
Insurance fees	638	638
Printing fees	504	504
Total expenses	169,668	133,276
Less: fees waived and expenses absorbed (Note 4)	(28,124)	(36,113)
Net expenses	141,544	97,163

Net investment income	233,240	45,482

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	1,976,385	1,089,031
Net unrealized appreciation on investments	181,880	783,005
Net realized and unrealized gain on investments	2,158,265	1,872,036

Net increase in net assets resulting from operations	$ 2,391,505	$ 1,917,518

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS

Compass EMP
Alternative
Asset Fund

For the
Period Ended
December 31, 2009 (1)
(Unaudited)
Investment income:
Dividends	$ -
Interest	-
Total investment income	-

Expenses:
Management fees	-
Distribution and/or service (12b-1) fees - Class A	-
Distribution and/or service (12b-1) fees - Class C	-
Distribution and/or service (12b-1) fees - Class T	-
Audit fees	71
Accounting and transfer agent fees and expenses	55
Compliance officer compensation	33
Miscellaneous	30
Legal fees	16
Custody fees	14
Registration fees	8
Printing fees	5
Trustees' fees	3
Pricing fees	3
Total expenses	238
Less: fees waived and expenses absorbed (Note 4)	(237)
Net expenses	1

Net investment loss	(1)

Realized and unrealized gain (loss) on investments:
Net unrealized depreciation on investments	(55)
Net realized and unrealized loss on investments	(55)

Net decrease in net assets resulting from operations	$ (56)

(1) The Compass EMP Alternative Investment Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Balanced Fund
	For the
	Six Month	For the
	Period Ended	Period Ended
	December 31, 2009	June 30, 2009 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 233,240	$ 103,345
Net realized gain (loss) on investments	1,976,385	(1,375)
Net unrealized appreciation
on investments	181,880	1,562,596
Net increase in net assets resulting from operations	2,391,505	1,664,566

Distributions to shareholders from:
Net investment income - Class A	(215,435)	(98,612)
Net investment income - Class C	(17,798)	(4,733)
Net investment income - Class T	(7)	-
Total distributions to shareholders	(233,240)	(103,345)

Increase in net assets from capital share
transactions (Note 2)	8,255,542	15,275,866

Total increase in net assets	10,413,807	16,837,087

Net Assets:
Beginning of period	16,837,087	-
End of period	$ 27,250,894	$ 16,837,087
Undistributed net investment income	$ -	$ -

(1) The Compass EMP Conservative to Moderate Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Growth Fund
	For the
	Six Month	For the
	Period Ended	Period Ended
	December 31, 2009	June 30, 2009 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 45,482	$ 27,409
Net realized gain (loss) on investments	1,089,031	(1,498)
Net unrealized appreciation
on investments	783,005	785,619
Net increase in net assets resulting from operations	1,917,518	811,530

Distributions to shareholders from:
Net investment income - Class A	(44,825)	(26,485)
Net investment income - Class C	(653)	(924)
Net investment income - Class T	(4)	-
Total distributions to shareholders	(45,482)	(27,409)

Increase in net assets from capital share
transactions (Note 2)	4,349,874	8,149,470

Total increase in net assets	6,221,910	8,933,591

Net Assets:
Beginning of period	8,933,591	-
End of period	$ 15,155,501	$ 8,933,591
Accumulated undistributed net investment income	$ -	$ -

(1) The Compass EMP Long-Term Growth Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Alternative Asset Fund

For the
Period Ended
December 31, 2009 (1)
(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$ (1)
Net unrealized depreciation
on investments	(55)
Net decrease in net assets resulting from operations	(56)

Increase in net assets from capital share
transactions (Note 2)	11,000

Total increase in net assets	10,944

Net Assets:
Beginning of period	-
End of period	$ 10,944
Accumulated net investment loss	$ (1)

(1) The Compass EMP Alternative Investment Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Balanced Fund Class A

	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2009		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.93		$ 10.00

Investment Operations:
Net investment income	0.11		0.08
Net realized and unrealized gain on
investments	1.21		0.92
Total from investment operations	1.32		1.00

Distributions from:
Net investment income	(0.11)		(0.08)
Total from distributions	(0.11)		(0.08)

Paid in Capital from Redemption Fees	-	(a)	0.01

Net Asset Value, End of Period	$ 12.14		$ 10.93

Total Return (b)	12.10%		10.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,192		$ 15,707

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.39%	(d)	2.10%	(d)
After fees waived and expenses absorbed (c)	1.15%	(d)	1.15%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.76%	(d)	1.30%	(d)
After fees waived and expenses absorbed	2.00%	(d)	2.25%	(d)

Portfolio turnover rate	45.18%		0.10%

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Balanced Fund Class C
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2009		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.92		$ 10.00

Investment Operations:
Net investment income	0.07		0.05
Net realized and unrealized gain on
investments	1.20		0.91
Total from investment operations	1.27		0.96

Distributions from:
Net investment income	(0.08)		(0.05)
Total from distributions	(0.08)		(0.05)

Paid in Capital from Redemption Fees	-	(a)	0.01

Net Asset Value, End of Period	$ 12.11		$ 10.92

Total Return (b)	11.60%		9.78%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,058		$ 1,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.14%	(d)	2.85%	(d)
After fees waived and expenses absorbed (c)	1.90%	(d)	1.90%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.01%	(d)	0.63%	(d)
After fees waived and expenses absorbed	1.25%	(d)	1.58%	(d)

Portfolio turnover rate	45.18%		0.10%

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Balanced Fund Class T

	For the
	Period Ended
	December 31, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.23

Investment Operations:
Net investment income	0.00
Net realized and unrealized gain on
investments	(0.02)
Total from investment operations	(0.02)

Distributions from:
Net investment income	(0.08)
Total from distributions	(0.08)

Net Asset Value, End of Period	$ 12.13

Total Return (a)	(1.57)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	1.64%	(c)
After fees waived and expenses absorbed (b)	1.40%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.51%	(c)
After fees waived and expenses absorbed	1.75%	(c)

Portfolio turnover rate	45.18%

(1) The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Growth Fund Class A
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2009		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.56		$ 10.00

Investment Operations:
Net investment income	0.04		0.04
Net realized and unrealized gain on
investments	1.85		0.55
Total from investment operations	1.89		0.59

Distributions from:
Net investment income	(0.04)		(0.04)
Total from distributions	(0.04)		(0.04)

Paid in Capital from Redemption Fees	-		0.01

Net Asset Value, End of Period	$ 12.41		$ 10.56

Total Return (a)	17.90%		5.99%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,739		$ 8,446

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.01%	(c)	3.54%	(c)
After fees waived and expenses absorbed (b)	1.45%	(c)	1.45%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.21%	(c)	(0.83)%	(c)
After fees waived and expenses absorbed	0.77%	(c)	1.26%	(c)

Portfolio turnover rate	47.01%		2.05%

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Growth Fund Class C
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2009		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.51		$ 10.00

Investment Operations:
Net investment income	0.01		0.03
Net realized and unrealized gain on
investments	1.83		0.51
Total from investment operations	1.84		0.54

Distributions from:
Net investment income	(0.01)		(0.03)
Total from distributions	(0.01)		(0.03)

Paid in Capital from Redemption Fees	-		-	(a)

Net Asset Value, End of Period	$ 12.34		$ 10.51

Total Return (b)	17.47%		5.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,415		$ 487

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.76%	(d)	4.29%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)	2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.54)%	(d)	(0.97)%	(d)
After fees waived and expenses absorbed	0.02%	(d)	1.12%	(d)

Portfolio turnover rate	47.01%		2.05%

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Growth Fund Class T
	For the
	Period Ended
	December 31, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 12.49

Investment Operations:
Net investment income	0.00
Net realized and unrealized loss on
investments	(0.04)
Total from investment operations	(0.04)

Distributions from:
Net investment income	(0.05)
Total from distributions	(0.05)

Net Asset Value, End of Period	$ 12.40

Total Return (a)	(4.27)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.26%	(c)
After fees waived and expenses absorbed (b)	1.70%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.04)%	(c)
After fees waived and expenses absorbed	0.52%	(c)

Portfolio turnover rate	47.01%

(1) The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 31, 2008.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Alternative Asset Fund Class A

	For the
	Period Ended
	December 31, 2009 (1)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment loss	0.00
Net realized and unrealized loss on
investments	(0.05)
Total from investment operations	(0.05)

Net Asset Value, End of Period	$ 9.95

Total Return (a)	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	789.02%	(c)
After fees waived and expenses absorbed (b)	1.45%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(788.89)%	(c)
After fees waived and expenses absorbed	(1.35)%	(c)

Portfolio turnover rate	0.00%

(1) The Compass EMP Alternative Asset Fund Class A commenced operations on December 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Alternative Asset Fund Class C

	For the
	Period Ended
	December 31, 2009 (1)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment loss	0.00
Net realized and unrealized loss on
investments	(0.05)
Total from investment operations	(0.05)

Net Asset Value, End of Period	$ 9.95

Total Return (a)	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	789.77%	(c)
After fees waived and expenses absorbed (b)	2.20%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(789.64)%	(c)
After fees waived and expenses absorbed	(2.10)%	(c)

Portfolio turnover rate	0.00%

(1) The Compass EMP Alternative Asset Fund Class C commenced operations on December 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Alternative Asset Fund Class T

	For the
	Period Ended
	December 31, 2009 (1)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment loss	0.00
Net realized and unrealized loss on
investments	(0.05)
Total from investment operations	(0.05)

Net Asset Value, End of Period	$ 9.95

Total Return (a)	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	789.27%	(c)
After fees waived and expenses absorbed (b)	1.70%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(789.14)%	(c)
After fees waived and expenses absorbed	(1.60)%	(c)

Portfolio turnover rate	0.00%

(1) The Compass EMP Alternative Asset Fund Class T commenced operations on December 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of eleven series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Asset Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Advisory Group, LLC (the "Manager").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Asset Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

 The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing serve not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of December 31, 2009:

Security Classification (1)	Balanced Fund	Growth Fund	Alternative Fund
Level 1 – Exchange-Traded Funds (2)	$ 25,845,597	$ 14,514,707	$ 9,873
Level 2 – Short-Term Investments	1,416,205	632,362	7,000
Level 3	-	-	-
Totals	$ 27,261,802	$ 15,147,069	$ 16,873

(1)

As of and during the six month period ended December 31, 2009, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

b)

Federal Income Tax – The Balanced Fund and the Growth Fund have qualified and intend to continue to qualify and the Alternative Fund intends to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2009, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of December 31, 2009, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax year ended June 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Multiple Class Allocations— Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption fees and sales charges (loads)—Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2009, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the period ended:
December 31, 2009
Class A
Shares……………………………	708,515	(169,212)	16,698	556,001
Value…………………………….	$ 8,336,099	$(2,037,915)	$ 201,797	$ 6,499,981
Class C
Shares……………………………	151,362	(3,740)	1,341	148,963
Value…………………………….	$ 1,781,932	$ (43,576)	$ 16,198	$ 1,754,554
Class T
Shares……………………………	81	-	1	82
Value…………………………….	$ 1,000	$ -	$ 7	$ 1,007
(1) The redeemed amounts are net of redemption fees withheld by the Fund of $1,778 for Class A shares and $1 for Class C shares. There were no redemption fees withheld for the Class T shares.

	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the period ended:
December 31, 2009
Class A
Shares……………………………	393,572	(89,686)	3,519	307,405
Value…………………………….	$ 4,578,630	$(1,053,061)	$ 43,676	$ 3,569,245
Class C
Shares……………………………	72,338	(4,080)	53	68,311
Value…………………………….	$ 826,811	$ (47,836)	$ 650	$ 779,625
Class T
Shares……………………………	80	-	-	80
Value…………………………….	$ 1,000	$ -	$ 4	$ 1,004
(1) There were no redemption fees withheld by the Fund.

	Alternative Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
December 31, 2009
Class A
Shares……………………………	900	-	-	900
Value…………………………….	$ 9,000	$ -	$ -	$ 9,000
Class C
Shares……………………………	100	-	-	100
Value…………………………….	$ 1,000	$ -	$ -	$ 1,000
Class T
Shares……………………………	100	-	-	100
Value…………………………….	$ 1,000	$ -	$ -	$ 1,000
(1) The Fund commenced operations on December 30, 2009. (2) There were no redemption fees withheld by the Fund.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (Continued)

	Balanced Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares……………………………	1,477,957	(50,230)	9,190	1,436,917
Value…………………………….	$ 14,633,605	$ (496,758)	$ 96,885	$ 14,233,732
Class C
Shares……………………………	106,747	(3,628)	381	103,500
Value…………………………….	$ 1,076,521	$ (38,417)	$ 4,030	$ 1,042,134
(1) The Funds commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,168 and $473 for Class A and Class C, respectively.

	Growth Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares……………………………	847,875	(50,586)	2,521	799,810
Value…………………………….	$ 8,117,813	$ (439,567)	$ 25,928	$ 7,704,174
Class C
Shares……………………………	46,261	(10)	90	46,341
Value…………………………….	$ 444,459	$ (83)	$ 920	$ 445,296
(1) The Funds commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,516 and $2 for Class A and Class C, respectively.

(3)

INVESTMENT TRANSACTIONS

For the periods ended December 31, 2009(1), aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 17,453,904	$ 9,747,484
Growth Fund	9,784,242	5,708,958
Alternative Fund (1)	9,928	-

(1) For the six month period ended December 31, 2009, for the Balanced Fund and the Growth Fund and for the period December 30, 2009 through December 31, 2009 for the Alternative Fund.

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass Advisory Group, LLC (the "Manager" or "Compass") acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreements).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreements, with the exception of specific items of expense (as detailed in the Management Agreements).  For the six month period ended December 31, 2009, management fees of $58,023 and $51,330 were incurred by the Balanced Fund and the Growth Fund, respectively, before the waiver and reimbursement described below, with $7,287 and $4,120 remaining due to the Manager at December 31, 2009 for the Balanced Fund and the Growth Fund, respectively.  For the period from December 30, 2009 through December 31, 2009, no management fees were incurred by the Alternative Fund.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through December 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six month period ended December 31, 2009, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Balanced Fund	$ 28,124	$ -
Growth Fund	35,669	444
Alternative Fund (1)	-	237

(1) For the period December 30, 2009 through December 31, 2009.

As of December 31, 2009, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2013	June 30, 2012
Balanced Fund	$ 28,124	$ 44,377
Growth Fund	36,113	45,565
Alternative Fund	237	-

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Funds pay Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the six month period ended December 31, 2009, service fees including out-of-pocket expenses of $43,277, and $30,290 were incurred for the Balanced Fund and the Growth Fund, respectively and for the period December 30, 2009 through December 31, 2009, service fees including out-of-pocket expenses of $55 were incurred for the Alternative Fund with $8,387, $5,746 and $55 remaining payable at December 31, 2009 for the Balanced Fund, the Growth Fund and the Alternative Fund, respectively.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the six month period ended December 31, 2009, Matrix earned compliance fees of $6,050 and $6,050 for the Balanced Fund and the Growth Fund, respectively and for the period December 30, 2009 through December 31, 2009, Matrix earned compliance fees of $33 for the Alternative Fund, with $1,000, $1,000 and $33 remaining payable at December 31, 2009 for the Balanced Fund, the Growth Fund and the Alternative Fund, respectively.

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.  For the six month period ended December 31, 2009, Matrix received no commissions from the sale of Class A shares.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2009 for each Fund were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$ 25,517,326	$ 1,791,322	$ (46,846)	$ 1,744,476
Growth Fund	13,578,445	1,581,403	(12,779)	1,568,624
Alternative Fund	16,928	-	(55)	(55)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Total
	Unrealized	Post-October	Distributable
Fund	Appreciation	Capital Losses	Earnings
Balanced Fund	$ 1,562,596	$ (1,375)	$ 1,561,221
Growth Fund	785,619	(1,498)	784,121

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2009, the post-October losses for the Funds were as follows:

Fund	Deferred
Balanced Fund	$ 1,375
Growth Fund	1,498

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the six month period ended December 31, 2009 were as follows:

Fund	Ordinary Income
Balanced Fund	$ 233,240
Growth Fund	45,482

The tax character of dividends paid during the period from December 31, 2008 through June 30, 2009 were as follows:

Fund	Ordinary Income
Balanced Fund	$ 103,345
Growth Fund	27,409

(6)

UNDERLYING FUND RISK

Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Investment Companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2009, Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers held 61% and 57% of the voting securities of the Balanced Fund and Growth Fund, respectively, and may be deemed to control each of the Funds.  As of December 31, 2009, an individual investor held 100% of the voting securities of the Alternative Fund, and may be deemed to control the Fund.

(8)

RECENT ACCOUNTING PRONOUCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

(9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through February 26, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Effective February 1, 2010, the Compass EMP Conservative to Moderate Fund changed its name to the Compass EMP Multi- Asset Balanced Fund, the Compass EMP Long Term Growth Fund changed its name to the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Investment Fund changed its name to the Compass EMP Alternative Asset Fund.

COMPASS EMP MUTUAL FUNDS

  SEMI-ANNUAL REPORT

Additional Information – December 31, 2009 (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2009, the following dividends and distributions per share were paid by the Funds:

Fund	Ordinary Income
Compass EMP Multi-Asset Balanced Fund Class A	$ 0.111937
Compass EMP Multi-Asset Balanced Fund Class C	0.076379
Compass EMP Multi-Asset Balanced Fund Class T	0.083653
Compass EMP Multi-Asset Growth Fund Class A	0.040642
Compass EMP Multi-Asset Growth Fund Class C Compass EMP Multi-Asset Growth Fund Class T	0.005721 0.053957

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Approval of Compass Alternative Asset Fund Advisory Agreement

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the proposed Advisory Agreement between the Trust, on behalf of the Compass Alternative Asset Fund (the “Fund”), and Compass Advisory Group, LLC (the “Advisor”) at a meeting of the Board of Trustees held on November 12, 2009.

In connection with their deliberations regarding renewal of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to, a series of questions regarding, among other things, the investment performance of the Advisor, the Advisor’s services to be provided to the Fund, comparative fee and expense information and the Advisor’s anticipated profitability from managing the Funds.  The Trustees then noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees were informed that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor's registration statement on Form ADV and discussed the experience of its personnel.  He noted that the Advisor was in the process of hiring more internal sales personnel.  A representative of the Advisor indicated from a marketing perspective that the Advisor was trying to develop its own identity separate and apart from the Trust.  A representative of the Advisor indicated that Compass EMP Retirement Plan Services are open architecture, but that the Advisor would use the Class T shares for some of those plans.

As to the nature, extent and quality of the services to be provided by the Advisor to the Compass Alternative Fund, the Trustees considered that, under the terms of the Compass Advisory Agreement, the Advisor would, subject to the supervision of the Trustees, provide or arrange to provide to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objectives and policies.  The portfolio manager reviewed the history of the Advisor and the Advisor's investment philosophy.  The portfolio manager then discussed the proposed investment strategy for the Fund in detail.  The Trustees considered that the Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board may request from time to time or as the Advisor deems to be desirable.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Compass Advisory Agreement.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor's estimates of its profitability and its financial condition, and noted that the Advisor would be participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Advisor's expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and the category averages.  The Trustees also considered the Advisor's agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  A representative of the Advisor discussed with the Board the fees charged by the Advisor for managing other accounts and how they compared to and differed from the proposed fees.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund expects to receive from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Compass Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to approve the Advisory Agreement.

Compass EMP Mutual Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Compass Advisory Group, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

U.S. Bank N.A.

425 Walnut Street

Columbus, OH  45202

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

December 31, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

DECEMBER 31, 2009 (Unaudited)         SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Day Hagan Tactical Allocation Fund of ETFs (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date (10/30/09) and held for the entire period of 10/30/09 through 12/31/09.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 10/30/09).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 10/30/09 through 12/31/09
Actual Fund Return (in parentheses)	Beginning Account Value 10/30/09	Ending Account Value 12/31/09	Expenses Paid During Period*
Day Hagan Tactical Allocation Fund of ETFs Class A (+3.72%)	$ 1,000.00	$ 1,037.20	$ 2.68
Day Hagan Tactical Allocation Fund of ETFs Class C (+3.48%)	$ 1,000.00	$ 1,034.80	$ 3.93

*Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 60/365 to reflect the period since inception from 10/30/09 to 12/31/09.

Hypothetical 5% Fund Return**	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Expenses Paid During Period***
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 1,000.00	$ 1,017.10	$ 8.13
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 1,000.00	$ 1,013.40	$ 11.93

**The hypothetical example has been calculated assuming that the Fund’s date of inception was 07/01/09.  The Fund’s actual date of inception was 10/30/09.

***Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-329-4246.  Please read it carefully before you invest or send money.

CATALYST FUNDS		SEMI-ANNUAL REPORT
DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS
SCHEDULE OF INVESTMENTS - December 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (81.22%)

Debt Funds - (17.11%)
iShares Barclays Aggregate Bond Fund	14,669	$ 1,513,694

Equity Funds - (64.11%)
iShares MSCI Emerging Markets Index Fund	34,565	1,434,448
iShares Russell 1000 Growth Index Fund	14,253	710,512
iShares Russell 1000 Value Index Fund	43,238	2,481,429
iShares Russell 2000 Growth Index Fund	4,283	291,544
iShares Russell 2000 Value Index Fund	10,583	614,237
Vanguard European ETF	1,406	68,163
Vanguard Pacific ETF	1,379	70,770
		5,671,103

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,004,818)		7,184,797

SHORT-TERM INVESTMENTS - (20.42%)
Fidelity Institutional Money Market Portfolio - 0.29% *	1,806,511	1,806,511
TOTAL SHORT-TERM INVESTMENTS (Cost $1,806,511)		1,806,511

Total Investments (Cost $8,811,329) - 101.64%		$ 8,991,308

Liabilities in Excess of Other Assets, Net - (1.64%)		(145,192)

Net Assets - 100%		$ 8,846,116

* Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2009 (Unaudited)

Day Hagan
Tactical Allocation
Fund of ETFs
Assets:
Investments in securities, at value	$ 8,991,308
Receivables:
Dividends	4,840
Interest	445
Prepaid expenses	5,821
Total assets	9,002,414

Liabilities:
Payables:
Investments purchased	142,813
Distributions payable	208
Distribution fees	2,968
Due to Manager	804
Due to administrator	5,107
Other liabilities and accrued expenses	4,398
Total liabilities	156,298
Net Assets	$ 8,846,116

Net Assets consist of:
Paid-in capital	$ 8,613,910
Accumulated net realized gain on investments	52,227
Net unrealized appreciation on investments	179,979

Total Net Assets	$ 8,846,116

Investments in securities, at cost	$ 8,811,329

Class A shares:
Net assets	$ 8,845,082
Shares of beneficial interest outstanding (1)	855,749
Net asset value price per share	$ 10.34

Maximum offering price per share (2)	$ 10.97
Minimum redemption price per share (3)(4)	$ 10.13

Class C shares:
Net assets	$ 1,034
Shares of beneficial interest outstanding (1)	100
Net asset value and offering price per share (4)	$ 10.33

Minimum redemption price per share (5)	$ 10.23

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	NAV does not recompute due to rounding.
(5)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Day Hagan
Tactical Allocation
Fund of ETFs

For the
Period Ended
December 31, 2009 (1)
(Unaudited)
Investment income:
Dividends	$ 46,797
Interest	902
Total investment income	47,699

Expenses:
Management fees	12,910
Distribution and/or service (12b-1) fees - Class A	3,227
Distribution and/or service (12b-1) fees - Class C	2
Accounting and transfer agent fees and expenses	8,251
Audit fees	3,236
Compliance officer compensation	1,973
Legal fees	986
Custody fees	822
Registration fees	582
Printing fees	249
Miscellaneous	216
Trustees' fees	183
Pricing fees	180
Total expenses	32,817
Less: fees waived and expenses absorbed (Note 4)	(12,160)
Net expenses	20,657

Net investment income	27,042

Realized and unrealized gain on investments:
Net realized gain on investments	52,227
Net unrealized appreciation on investments	179,979
Net realized and unrealized gain on investments	232,206

Net increase in net assets resulting from operations	$ 259,248

(1) The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Day Hagan
Tactical Allocation
Fund of ETFs

For the
Period Ended
December 31, 2009 (1)
(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 27,042
Net realized gain on investments	52,227
Net unrealized appreciation
on investments	179,979
Net increase in net assets resulting from operations	259,248

Distributions to shareholders from:
Net investment income - Class A	(27,040)
Net investment income - Class C	(2)
Total distributions to shareholders	(27,042)

Increase in net assets from Capital share
transactions (Note 2)	8,613,910

Total increase in net assets	8,846,116

Net Assets:
Beginning of period	-
End of period	$ 8,846,116
Undistributed net investment income	$ -

(1) The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	Day Hagan Tactical Allocation Fund of ETFs

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	December 31, 2009 (1)		December 31, 2009 (1)
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.03		0.02
Net realized and unrealized gain on
investments	0.33		0.33
Total from investment operations	0.36		0.35

Distributions from:
Net investment income	(0.03)		(0.02)
Total from distributions	(0.03)		(0.02)

Paid in Capital from Redemption Fees	0.01		-

Net Asset Value, End of Period	$ 10.34		$ 10.33

Total Return (a)	3.72%		3.48%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,845		$ 1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.54%	(c)	3.29%	(c)
After fees waived and expenses absorbed (b)	1.60%	(c)	2.35%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.15%	(c)	0.01%	(c)
After fees waived and expenses absorbed	2.09%	(c)	0.96%	(c)

Portfolio turnover rate	37.18%		37.18%

(1)	The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of eleven series.  These financial statements include the following series:  Day Hagan Tactical Allocation Fund of ETFs (the "Fund").  The Fund is registered as diversified.  The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the "Manager").

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

 The Fund offers two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation —The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CATALYST FUNDS

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2009:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 7,184,797	$ -	$ 7,184,797
Short-Term Investments	-	1,806,511	1,806,511
Total	$ 7,184,797	$ 1,806,511	$ 8,991,308

(a) As of and during the period since inception from October 30, 2009 through December 31, 2009, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the period since inception from October 30, 2009 through December 31, 2009, no securities were fair valued.

b)

Federal Income Tax—The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the period since inception from October 30, 2009 through December 31, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  As of December 31, 2009, the Fund did not incur any interest or penalties.  As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax year ended June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.

c)

Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Multiple Class Allocations—Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption fees and sales charges (loads)—Shareholders of the Fund that redeem within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the period since inception from October 30, 2009 through December 31, 2009, there were redemption fees of $4,076 paid to the Fund and there were no CDSC fees paid to the Manager.

CATALYST FUNDS

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2009, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Fund were as follows:

	Day Hagan Tactical Allocation Fund of ETFs (1)
					Net
	Sold	Redeemed (2)	Reinvested		Increase
For the period ended:
December 31, 2009
Class A
Shares……………………………	873,771	(20,617)	2,595		855,749
Value…………………………….	$ 8,792,938	$ (206,862)	$ 26,832		$ 8,612,908
Class C
Shares……………………………	100	-	-	(3)	100
Value…………………………….	$ 1,000	$ -	$ 2		$ 1,002
(1) The Fund commenced operations on October 30, 2009. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $4,076 for Class A.
(3) Class C Shares reinvested were 0.169 shares.

(3)

INVESTMENT TRANSACTIONS

For the period since inception from October 30, 2009 through December 31, 2009, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Fund	Purchases	Sales
Day Hagan Tactical Allocation Fund of ETFs	$ 8,632,137	$ 1,679,546

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the "Manager" or "Day Hagan") acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the period since inception from October 30, 2009 through December 31, 2009, management fees of $12,910 were incurred by the Fund, before the waiver and reimbursement described below, with $804 remaining payable to the Manager at December 31, 2009.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund's average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period since inception from October 30, 2009 through December 31, 2009, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Day Hagan Tactical Allocation Fund of ETFs	$ 12,055	$ 105

CATALYST FUNDS

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

As of December 31, 2009, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2013
Day Hagan Tactical Allocation Fund of ETFs	$ 12,160

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the period since inception from October 30, 2009 through December 31, 2009, the Fund incurred $8,251 in service fees, including out-of-pocket, with $4,088 remaining payable at December 31, 2009.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the period since inception from October 30, 2009 through December 31, 2009, Matrix earned compliance fees of $1,973, with $1,019 remaining payable at December 31, 2009.

Matrix also acts as Distributor of the Fund’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.  For the period from October 30, 2009 through December 31, 2009, Matrix received no commissions from the sale of Class A shares.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2009 for the Fund was as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Appreciation
Day Hagan Tactical Allocation Fund of ETFs	$ 8,811,329	$ 205,892	$ (25,913)	$ 179,979

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year and will be provided in the

Fund’s June 30, 2010 Annual Report.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the period since inception from October 30, 2009 through December 31, 2009 were as follows:

Fund	Ordinary Income
Day Hagan Tactical Allocation Fund of ETFs	$ 27,042

CATALYST FUNDS

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                                SEMI-ANNUAL REPORT

(6)

UNDERLYING FUND RISK

Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Fund will indirectly bear fees and expenses charged by the Underlying Investment Companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2009, Raymond James & Associates, Inc., Special Custody Account for the Exclusive Benefit of Customers held 98.6% of the voting securities of the Fund and may be deemed to control the Fund.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through February 26, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period since inception from October 30, 2009 through December 31, 2009, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 0.031694
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 0.017500

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 30, 2009 were as follows:
Day Hagan Tactical Allocation Fund of ETFs Class A, gross of fee waivers or expense reimbursements	2.00%
Day Hagan Tactical Allocation Fund of ETFs Class A, after waiver and reimbursement	1.85%
Day Hagan Tactical Allocation Fund of ETFs Class C, gross of fee waivers or expense reimbursements	2.75%
Day Hagan Tactical Allocation Fund of ETFs Class C, after waiver and reimbursement	2.60%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.35% through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the period since inception from October 30, 2009 through December 31, 2009 were 2.54% and 3.29% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from October 30, 2009 through December 31, 2009.

The percentages in the above graph are based on the portfolio holdings of the Fund as of December 31, 2009 and are subject to change.

Additional Information (Unaudited) (continued)

Consideration and Approval of Management Agreement

The Board of Trustees, including a majority of those who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, do hereby approve the Management Agreement between Catalyst Funds, on behalf of Day Hagan Tactical Allocation Fund of ETFs (the "Fund"), and Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the "Manager") at a meeting of the Board of Trustees held on September 16, 2009.

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by the Manager setting forth, and the Manager’s responses to, a series of questions regarding, among other things, the investment performance of the Manager, the Manager’s proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses and the Manager’s anticipated profitability from managing the Fund.  The Trustees noted that the Manager is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees did note, however, that the Manager will receive the benefit of 12b-1 fees.

The Trustees then discussed the proposed Management Agreement between the Manager and the Trust on behalf of the Fund.  The Trustees noted that the Agreement was identical in all material respects to the advisory agreements for the other series of the Trust.  The portfolio manager discussed the business history and qualifications of the personnel of the Manager.  The portfolio manager also discussed the Manager’s business plan.  In addition, the portfolio manager shared with the Trustees the firm’s philosophy regarding investing in ETFs as well as the Manager’s quantitative tactical approach.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, as to the investment performance of the Manager, the Trustees did consider the investment performance of an account managed by the Manager in the same manner the Fund will be managed.  The Trustees noted that the Manager’s account had outperformed its benchmark index for the period since inception (June 2, 2008) through June 23, 2009.  Based upon their review, the Trustees concluded that the Manager’s performance was satisfactory.

As to the Manager’s business and qualifications of its personnel, the Trustees examined a copy of the Manager’s registration statement on Form ADV and discussed, in particular, the experience of the portfolio managers.  The portfolio manager reported that the Manager has strong relationships with other brokers and advisers and noted that the Manager did not have an affiliated broker-dealer through which Fund transactions could be executed.  The portfolio manager also indicated that the Manager did not intend to engage in any soft dollar arrangements with respect to the Fund.

As to the nature, extent and quality of the services to be provided by the Manager to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Manager will, subject to the supervision of the Board of Trustees of the Trust, provide to the Fund such investment advice as the Manager in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The portfolio manager reviewed the history of the firm and the firm’s investment philosophy.  The Trustees then considered that the Manager will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board may from time to time establish.  The Trustees also considered that the Manager will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Manager deems to be desirable.

Counsel directed the Trustees’ attention to the Manager’s Form ADV and indicated that it should be revised to indicate that the Manager will vote proxies on behalf of the Fund.  The portfolio manager indicated that he would revise the ADV.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by the Manager, the Trustees reviewed the Manager’s estimates of profitability and its financial condition.  Based on their review, the Trustees concluded that they were satisfied that the Manager’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared those fees to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratios of the Fund with the expense ratios of the funds in the peer group.  The portfolio manager explained how the peer group was selected, noting that the likely Morningstar category would be “world allocation”.   The portfolio manager further explained that the funds in the peer group were all managed based on a tactical allocation strategy and that the average size of funds in the entire Morningstar category was approximately $679 million.  The Trustees noted that the Fund’s contractual management fee of 1.00% and the Fund’s total expense ratios were within the range for the peer group.  The portfolio manager discussed fees charged by the Manager to separate accounts explaining that the fees range from 0.25% to 2.00% depending on size, and the nature and duration of the relationship.  The Trustees also considered the Manager’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  Counsel referred the Trustees to a copy of the Letter Agreement between the Trust and the Manager whereby the Manager agreed to waive management fees and reimburse expenses in order to limit the Fund’s annual operating expenses to 1.35% of the Fund’s average daily net assets through June 30, 2011.  The Trustees also noted that the Manager would enter into a collateral agreement in favor of the Trust to satisfy its obligation to cap Fund expenses.  Following discussion, the Trustees concluded that the Fund’s proposed management fee was acceptable in light of the quality of services the Fund expects to receive from the Manager and the level of fees paid by funds in the peer group.

Additional Information (Unaudited) (continued)

Consideration and Approval of Management Agreement (continued)

As to economies of scale, the Trustees noted that the Management Agreement between the Trust and the Manager does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Manager to share the economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Management Agreement between the Trust and the Manager is in the best interests of the Fund and its prospective shareholders.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Day Hagan Asset Management

330 South Orange Avenue

Sarasota, FL  34236

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

America First Quantitative Strategies Fund

December 31, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS

EXPENSE EXAMPLE                                                         SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (7/01/09) and held for the entire period of 07/01/09 through 12/31/09.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six-month period ended December 31, 2009
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (+20.39%)	$ 1,000.00	$ 1,203.90	$ 10.05
America First Quantitative Strategies Fund Class C (+19.93%)	1,000.00	1,199.30	14.19
Hypothetical 5% Fund Return	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,016.10	$ 9.20
America First Quantitative Strategies Fund Class C	1,000.00	1,012.30	12.98

*Expenses are equal to the Fund’s annualized expense ratios of 1.81% and 2.56% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

CATALYST FUNDS

EXPENSE EXAMPLE                                                                                             ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)(Continued)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated November 2, 2009 were as follows:
America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	6.64%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	2.55%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	7.39%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	3.30%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Income Strategies Fund’s average daily net assets through October 31, 2010.  Total Gross Operating Expenses (Annualized) during the year ended December 31, 2009 were 3.29% for Class A and 4.04% for Class C of the America First Quantitative Strategies Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2009.

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (0.03%)	Shares	Value

MINING - (0.03%)
Teck Resources Ltd. - Class B *	110	$ 3,847
TOTAL COMMON STOCK (Cost $3,247)		3,847

CORPORATE BONDS - (2.56%)	Principal	Value

ADVERTISING - (0.19%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 26,187

BANKS - (0.13%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	17,300

CHEMICALS - (0.13%)
Lyondell Chemical Worldwide, Inc., 9.80%, 02/01/2020 **	25,000	17,750

COMMERCIAL SERVICES - (0.30%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	14,250
Hertz Corp., 10.50%, 01/01/2016	25,000	26,687
		40,937

COMPUTERS - (0.19%)
Unisys Corp., 12.50%, 01/15/2016	25,000	25,875

DIVERSIFIED FINANCIAL SERVICES - (0.67%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 ***	100,000	90,750

ELECTRICAL EQUIPMENT - (0.19%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	25,063

ELECTRONICS - (0.18%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	25,000

ENERGY - ALTERNATE SOURCES - (0.23%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	35,000	31,500

HOME BUILDERS - (0.20%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	26,425

OFFICE EQUIPTMENT - (0.15%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	20,831

TOTAL CORPORATE BONDS (Cost $330,781)		347,618

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

	Shares	Value
UNIT INVESTMENT TRUSTS - (95.57%)
America First Absolute Return Portfolio, Series 1 ****	50,661	$ 582,019
America First Absolute Return Portfolio, Series 2 ****	122,820	1,268,608
America First Defensive Growth Portfolio, Series 4 ****	37,554	562,011
America First Defensive Growth Portfolio, Series 5 ****	38,594	442,384
America First Defensive Growth Portfolio, Series 6 ****	405,629	4,327,128
America First Income Trends Portfolio, Series 3 ****	15,760	167,508
America First Income Trends Portfolio, Series 4 ****	211,585	2,197,924
America First Income Trends Portfolio, Series 5 ****	322,187	3,404,872
TOTAL UNIT INVESTMENT TRUSTS (Cost $12,230,337)		12,952,454

SHORT-TERM INVESTMENTS - (5.68%)
Fidelity Institutional Money Market Fund Class I, 0.21% *****	770,632	770,632
TOTAL SHORT-TERM INVESTMENTS (Cost $770,632)		770,632

TOTAL INVESTMENTS (Cost $13,334,997) - 103.84%		$ 14,074,551

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.84)%		(521,093)

NET ASSETS - 100%		$ 13,553,458

* Non-income producing security.
** Represents issuer in default on interest payment; non-interest producing security.

***     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

**** Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of December 31, 2009 amounted to $12,952,454 representing 95.57% of net assets.
***** Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)		SEMI-ANNUAL REPORT

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Unit Investment Trusts	$ 12,952,454	92.03%
Short-Term Investments	770,632	5.48%
Diversified Financial Services	90,750	0.64%
Commercial Services	40,937	0.29%
Energy - Alternate Sources	31,500	0.22%
Home Builders	26,425	0.19%
Advertising	26,187	0.19%
Computers	25,875	0.18%
Electrical Equipment	25,063	0.18%
Electronics	25,000	0.18%
Office Equiptment	20,831	0.15%
Chemicals	17,750	0.12%
Banks	17,300	0.12%
Mining	3,847	0.03%
Total Portfolio Holdings	$ 14,074,551	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2009 and are subject to change.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2009 (Unaudited)

America First
Quantitative
Strategies Fund
Assets:
Investments in unaffiliated securities, at value	$ 1,122,097
Investments in affiliated securities, at value	12,952,454
Total Investments, at value	14,074,551
Receivables:
Investments sold	458,588
Capital shares sold	220,896
Dividends	10,951
Interest	7,553
Due from Manager	24,036
Prepaid expenses	21,203
Total assets	14,817,778

Liabilities:
Payables:
Investments purchased	1,220,193
Distribution and/or service (12b-1) fees	11,495
Due to administrator	10,231
Distribution payable	9,216
Capital shares redeemed	4,100
Other liabilities and accrued expenses	9,085
Total liabilities	1,264,320
Net Assets	$ 13,553,458

Investments in unaffiliated securities, at cost	$ 1,104,660
Investments in affiliated securities, at cost	12,230,337
Total Investments, at cost	$ 13,334,997
Net Assets consist of:
Paid-in capital	$ 13,189,912
Accumulated net investment loss	(2)
Accumulated net realized capital loss	(376,006)
Net unrealized appreciation on investments	739,554

Total Net Assets (Unlimited shares of beneficial interest authorized)	$ 13,553,458

Class A shares:
Net Assets applicable to 1,426,821 shares issued and outstanding	$ 8,181,864
Net Asset Value per share	$ 5.73
Maximum offering price per share (1)	$ 5.97
Minimum redemption price per share (2)	$ 5.67
Class C shares:
Net Assets applicable to 939,011 shares issued and outstanding	$ 5,371,594
Net Asset Value per share	$ 5.72
Maximum offering price per share (1)	$ 5.78
Minimum redemption price per share (3)	$ 5.66

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)

A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase  (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS
	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
	For the	For the
	Six Month	Period July 1, 2009
	Period Ended	Through
	December 31, 2009	December 18, 2009
	(Unaudited)	(Unaudited)
Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $- and $113)	$ -	$ 2,380
Dividends - affiliated issuers	137,235	-
Interest	18,961	-
Total investment income	156,196	2,380

Expenses:
Management fees	31,815	219
Distribution and/or service (12b-1) fees - Class A	6,159	-
Distribution and/or service (12b-1) fees - Class C	7,179	-
Accounting and transfer agent fees and expenses	22,792	5,014
Registration fees	9,174	-
Audit and tax fees	6,554	1,112
Compliance officer compensation	6,050	-
Legal fees	4,033	-
Custody fees	2,318	-
Pricing fees	1,512	-
Miscellaneous	1,021	13
Trustee fees	971	-
Insurance fees	643	-
Creation and development fees	-	7,342
Organizational costs	-	-
Total expenses	100,221	13,700
Less: fees waived and expenses absorbed	(47,117)	-
Net expenses	53,104	13,700

Net investment income (loss)	103,092	(11,320)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments - unaffiliated issuers	-	-
Net realized gain on investments - affiliated issuers	452,972	-
Net change in unrealized appreciation (depreciation) on investments - unaffiliated issuers	100,288	79,506
Net change in unrealized appreciation on investments - affiliated issuers	369,033	-
Net realized and unrealized loss on investments	922,293	79,506

Net increase in net assets resulting from operations	$ 1,025,385	$ 68,186

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS

			Consolidated
	Eliminations		Totals
	For the		For the
	Six Month		Six Month
	Period Ended		Period Ended
	December 31, 2009		December 31, 2009
	(Unaudited)		(Unaudited)
Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $- and $113)	$ -		$ 2,380
Dividends - affiliated issuers	-		137,235
Interest	-		18,961
Total investment income	-		158,576

Expenses:
Management fees	-		32,034
Distribution and/or service (12b-1) fees - Class A	-		6,159
Distribution and/or service (12b-1) fees - Class C	-		7,179
Accounting and transfer agent fees and expenses	-		27,806
Legal fees	-		9,174
Audit fees	-		7,666
Compliance officer compensation	-		6,050
Registration fees	-		4,033
Custody fees	-		2,318
Miscellaneous	-		1,512
Pricing fees	-		1,034
Insurance fees	-		971
Trustee fees	-		643
Creation and development fees	-		7,342
Organizational costs	-
Total expenses	-		113,921
Less: fees waived and expenses absorbed	-		(47,117)
Net expenses	-		66,804

Net investment income	-		91,772

Realized and unrealized gain (loss) on investments:
Net realized loss on investments - unaffiliated issuers	-		-
Net realized gain on investments - affiliated issuers	(65,970)	(a)	387,002
Net change in unrealized appreciation (depreciation) on investments - unaffiliated issuers	-		179,794
Net change in unrealized appreciation on investments - affiliated issuers	18,801	(b)	387,834
Net realized and unrealized loss on investments	(47,169)		954,630

Net increase in net assets resulting from operations	$ (47,169)		$ 1,046,402

(a) Reduction for realized gain on investment in Growth Portfolio, Series 2.
(b) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
	For the	For the
	Six Month	Period July 1, 2009
	Period Ended	Through
	December 31, 2009	December 18, 2009
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 103,092	$ (11,320)
Net realized gain on investments	452,972	-
Net change in unrealized appreciation on investments	469,321	79,506
Net increase in net assets resulting from operations	1,025,385	68,186

Distributions to shareholders from:
Net investment income - Class A	(70,479)	-
Net investment income - Class C	(32,615)	-
Total distributions to shareholders	(103,094)	-

Increase (decrease) in net assets from capital share
transactions (Note 2)	9,448,840	(316,135)

Minority interest	-	-

Total increase (decrease) in net assets	10,371,131	(247,949)

Net Assets:
Beginning of period	3,182,327	331,265
End of period	$ 13,553,458	$ 83,316

Accumulated net investment loss	$ (2)	$ (11,320)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

			Consolidated
	Eliminations		Totals
	For the		For the
	Six Month		Six Month
	Period Ended		Period Ended
	December 31, 2009		December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ -		$ 91,772
Net realized gain on investments	(65,970)	(a)	387,002
Net change in unrealized appreciation on investments	18,801	(b)	567,628
Net increase (decrease) in net assets resulting from operations	(47,169)		1,046,402

Distributions to shareholders from:
Net investment income - Class A	-		(70,479)
Net investment income - Class C	-		(32,615)
Total distributions to shareholders	-		(103,094)

Increase (decrease) in net assets from capital share
transactions (Note 2)	275,881	(c)	9,408,586

Minority interest	19,237	(d)	19,237

Total increase (decrease) in net assets	247,949		10,371,131

Net Assets:
Beginning of period	(331,265)		3,182,327
End of period	$ (83,316)		$ 13,553,458

Undistributed net investment loss	$ -		$ (11,322)

(a) Reduction for realized gain on investment in Growth Portfolio, Series 2.
(b) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.
(c) Reduction for withdrawal from the Fund into Growth Portfolio, Series 2.
(d) Reduction for minority interest of Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
		For the Period
		September 3, 2008
	For the Year Ended	through
	June 30, 2009	June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 79,331	$ (14,519)
Net realized loss on investments	(744,051)	(110,650)
Net change in unrealized appreciation on investments	395,784	54,218
Net decrease in net assets resulting from operations	(268,936)	(70,951)

Distributions to shareholders from:
Net investment income - Class A	(68,147)	(3,274)
Net investment income - Class C	(11,557)	-
Total distributions to shareholders	(79,704)	(3,274)

Increase in net assets from capital share
transactions (Note 2)	2,031,565	405,490

Minority interest	-	-

Total increase in net assets	1,682,925	331,265

Net Assets:
Beginning of period	1,499,402	-
End of period	$ 3,182,327	$ 331,265

Undistributed net investment income (loss)	$ -	$ (16,879)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

			Consolidated
	Eliminations		Totals

	For the Year Ended		For the Year Ended
	June 30, 2009		June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ (2,611)	(a)	$ 62,201
Net realized loss on investments	25,244	(b)	(829,457)
Net change in unrealized depreciation on investments	(18,801)	(c)	431,201
Net decrease in net assets resulting from operations	3,832		(336,055)

Distributions to shareholders from:
Net investment income - Class A	2,611	(d)	(68,810)
Net investment income - Class C	-		(11,557)
Total distributions to shareholders	2,611		(80,367)

Increase (decrease) in net assets from capital share
transactions (Note 2)	(235,155)	(e)	2,201,900

Minority interest	(102,553)	(f)	(102,553)

Total increase (decrease) in net assets	(331,265)		1,682,925

Net Assets:
Beginning of period	-		1,499,402
End of period	$ (331,265)		$ 3,182,327

Undistributed net investment income (loss)	$ -		$ (16,879)

(a) Reduction for dividend income received by the Fund from the Growth Portfolio, Series 2.
(b) Reduction for realized loss on investment in Growth Portfolio, Series 2.
(c) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.
(d) Addition for distribution paid to the Fund by Growth Portfolio, Series 2.
(e) Reduction for contribution from the Fund into Growth Portfolio, Series 2.
(f) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class A

	For the Six Month
	Period Ended		For the Year Ended		For the Period Ended
	December 31, 2009		June 30, 2009		June 30, 2008 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 4.81		$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.06		0.23		0.48
Net realized and unrealized loss on investments	0.92		(3.06)		(2.10)
Total from investment operations	0.98		(2.83)		(1.62)

Distributions from:
Net investment income	(0.06)		(0.25)		(0.49)
Total distributions	(0.06)		(0.25)		(0.49)

Net Asset Value, End of Period	$ 5.73		$ 4.81		$ 7.89

Total Return (a)	20.39%		(35.75)%		(16.49)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,182		$ 2,857		$ 1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.29%	(b) (c)	6.42%	(c)	11.17%	(b)
After fees waived and expenses absorbed	1.81%	(b) (c)	2.33%	(c)	1.50%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.67%	(b)	(0.88%)		(0.22)%	(b)
After fees waived and expenses absorbed	3.15%	(b)	3.21%		9.45%	(b)

Portfolio turnover rate	33.27%	(d)	188.73%		126.20%	(d)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c)

The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.31% and 0.83% for the six month period ended December 31, 2009 and the year ended June 30, 2009, respectively.  These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(d) Not annualized.
(1)	The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class C

	For the Six Month
	Period Ended		For the Year Ended		For the Period Ended
	December 31, 2009		June 30, 2009		June 30, 2008 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 4.81		$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.01		0.19		0.48
Net realized and unrealized loss on investments	0.95		(3.05)		(2.14)
Total from investment operations	0.96		(2.86)		(1.66)

Distributions from:
Net investment income	(0.05)		(0.22)		(0.45)
Total distributions	(0.05)		(0.22)		(0.45)

Net Asset Value, End of Period	$ 5.72		$ 4.81		$ 7.89

Total Return (a)	19.93%		(36.21)%		(16.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 5,372		$ 325		$ 428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.04%	(b) (c)	7.17%	(c)	11.92%	(b)
After fees waived and expenses absorbed	2.56%	(b) (c)	3.08%	(c)	2.25%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.92%	(b)	(1.63)%		(0.97)%	(b)
After fees waived and expenses absorbed	2.40%	(b)	2.46%		8.70%	(b)

Portfolio turnover rate	33.27%	(d)	188.73%		126.20%	(d)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c)

The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.31% and 0.83% for the six month period ended December 31, 2009 and the year ended June 30, 2009, respectively.  These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(d) Not annualized.
(1)	The America First Quantitative Strategies Fund Class C shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                            SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").  The America First Quantitative Strategies Fund (the "Fund"), one of eleven series of the Trust, commenced operations on September 28, 2007.  Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund.  The Fund is registered as a diversified series of the Trust.  The Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The America First Quantitative Strategies Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.  The America First Growth Portfolio, Series 2 (the "UIT") is an unit investment trust and commenced operations on September 3, 2008 (date of deposit).  The UIT is one of a series of separate unit investment trusts registered under the 1940 Act.  The America First Growth Portfolio, Series 2’s investment objective is to achieve capital appreciation.  America First Capital Management, LLC (the "Manager") is investment advisor to the Fund and the UIT.

The following is a summary of significant accounting policies consistently followed by the Fund and the UIT and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset value per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                            SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s consolidated investments, used to value the Fund’s net assets as of December 31, 2009:

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 3,847	$ 3,847	$ -	$ -
Corporate Bonds (2)	347,618	-	347,618	-
Unit Investment Trusts	12,952,454	-	12,952,454	-
Short-Term Investments	770,632	-	770,632	-
Total	$ 14,074,551	$ 3,847	$ 14,070,704	$ -

(1)

As of and during the period ended December 31, 2009, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks held in the Fund are Level 1 securities.  All corporate bonds held in the Fund are Level 2 securities.  For a detailed break-out of common stocks and corporate bonds by investment type, please refer to the Schedules of Investments.

b)

Basis of Consolidation - The accompanying Consolidated Financial Statements include the accounts of the Fund consolidated with the accounts of all of its affiliates in which the Fund holds a controlling financial interest as of the financial statement date (i.e. the UIT). Normally a controlling financial interest reflects ownership of a majority of the voting interests. Intercompany accounts and transactions have been eliminated.  The Fund has consolidated the statements of operations and the statements of changes in net assets for the period the UIT was held.  The Statement of Assets and Liabilities was not consolidated due to the liquidation of the Fund’s investment in the UIT.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.  The UIT has qualified and intends to continue to qualify as a regulated investment company and to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its unitholders.  Therefore, no federal income or excise tax provision is required.

As of and during the six month period ended December 31, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the six month period ended December 31, 2009, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax periods (tax years ended June 30, 2008 and June 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund and the UIT determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and the UIT and interest income is recognized on an accrual basis using the effective interest method.  Discounts and premiums on debt securities are amortized over their respective lives.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund and UIT’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                            SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the America First Quantitative Strategies Fund Class A and Class C shares for the six month period ended December 31, 2009 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	900,437	$ 4,967,362	891,667	$ 4,951,406
Reinvested	11,041	62,697	5,087	29,048
Redeemed	(78,294)	(422,204)	(25,389)	(139,469)
Net Increase	833,184	$ 4,607,855	871,365	$ 4,840,985

Transactions in units of capital stock for the America First Growth Portfolio, Series 2 for the period July 1, 2009 through December 18, 2009 were as follows:

	Shares	Amount
Sold	-	$ -
Reinvested	-	-
Redeemed	(39,606)	(316,135)
Net Increase	(39,606)	$ (316,135)

Transactions in shares of capital stock for the America First Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2009 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	626,606	$ 2,542,983	53,365	$ 216,527
Reinvested	13,698	60,165	841	3,764
Redeemed	(182,438)	(613,366)	(40,796)	(178,508)
Net Increase	457,866	$ 1,989,782	13,410	$ 41,783

Transactions in units of capital stock for the America First Growth Portfolio, Series 2 for the period September 3, 2008 through June 30, 2009 were as follows:

	Shares	Amount
Sold	124,596	$ 856,462
Reinvested	9	56
Redeemed	(74,567)	(451,028)
Net Increase	50,038	$ 405,490

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund and the UIT were as follows:

	Purchases	Sales
America First Quantitative Strategies Fund	$11,507,488	$ 2,157,222
America First Growth Portfolio, Series 2	-	-
Totals	$11,507,488	$ 2,157,222

There were no government securities purchased or sold by the Fund or the UIT during the six month period.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                            SEMI-ANNUAL REPORT

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC ("AFCM" or the "Manager") acts as investment advisor for the Fund pursuant to the terms of the Investment Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, AFCM is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.  The Management Agreement provides that the Manager will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.  For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund.  For the six month period ended December 31, 2009, the Fund incurred $31,815 of management fees, before the waivers and reimbursements described below.  As of December 31, 2009, $24,036 was due from the Manager for the Fund.  The Manager also receives management fees from affiliated UITs in which the Fund invests.  The Manager is entitled to a fee of approximately 0.50% of the net assets of each affiliated UIT which it advises.  These fees are paid by the UIT to Matrix Capital Group, Inc. ("Matrix"), as the depositor/sponsor of each UIT who, in turn, pays the Manager a portion of the creation and development fee charged to the UIT.  During the six month period ended December 31, 2009, the affiliated UITs paid management fees of $524,270 to Matrix and creation and development fees of $523,845 to the Manager.

AFCM and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 1.50% for Class A and 2.25% for Class C of the Fund's average daily net assets through October 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Fund is able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.  For the six month period ended December 31, 2009, the Manager waived management fees of $31,815 and reimbursed $15,302 of Fund expenses for the Fund.  The Manager may recapture $61,585, $85,989, and $47,117 no later than June 30, 2011, June 30, 2012 and June 30, 2013, respectively, subject to the terms of the Expense Limitation Agreement.

The Fund has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended December 31, 2009, the Fund incurred $22,792 for such services including out of pocket expenses, with $9,231 remaining payable at December 31, 2009.

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Fund.  For these services Matrix receives a base fee of $12,000 per year.  For the six month period ended December 31, 2009, Matrix earned $6,050 of compliance fees, with $1,000 remaining payable at December 31, 2009.

Matrix also acts as Distributor of the Fund’s shares.  For the six month period ended December 31, 2009, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund pays to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six month period ended December 31, 2009, the Fund incurred $6,159 and $7,179 of 12b-1 fees attributable to Class A and Class C shares, respectively.

For the six month period ended December 31, 2009, AFCM received contingent deferred sales charges from certain redemptions of the Fund’s Class C shares of $380.  The respective shareholders pay such charges, which are not an expense of the Fund.

      For the six month period ended December 31, 2009, AFCM received $10,374 in underwriter concessions from the sale of Fund shares.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                            SEMI-ANNUAL REPORT

(5)

TAX MATTERS

The tax character of dividends and distributions paid by the America First Quantitative Strategies Fund were as follows:

	For the Six Month Period Ended December 31, 2009	For the Year Ended June 30, 2009
Ordinary Income	$ 103,094	$ 79,704

The tax character of dividends and distributions paid by the America First Growth Portfolio, Series 2 were as follows:

For the Period Ended June 30, 2009
Ordinary Income	$ 3,274

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at December 31, 2009 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
America First Quantitative Strategies Fund	$ 13,334,997	$ 756,628	$ (17,074)	$ 739,554

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Net			Total
	Unrealized	Capital Loss	Post-October	Distributable
Fund	Appreciation	Carryforward	Capital Loss	Earnings
America First Quantitative Strategies Fund	$ 270,233	$ (306,936)	$ (522,042)	$ (558,745)

The carryforward losses and post-October losses shown above differ from corresponding accumulated net realized loss figures in the statement of assets and liabilities due to differing book/tax treatment due to the tax deferral of post-October losses.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund has elected to defer net capital losses as follows:

Post-October Losses
Fund	Deferred	Utilized
America First Quantitative Strategies Fund	$ 522,042	$ 71,848

As of June 30, 2009, the Fund had capital loss carryforwards of $306,936 available for federal income tax purposes which expire as of June 30, 2017.  To the extent these loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.

 (6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act.  As of December 31, 2009, LPL Financial, Inc. held 26% of the America First Quantitative Strategies Fund shares for the sole benefit of their customers.  As such, LPL Financial, Inc. may be deemed to control the Fund.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                            SEMI-ANNUAL REPORT

(7)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Fund as of December 31, 2009 amounted to $12,952,454, representing 95.57% of net assets.  Transactions in the Fund during the six month period ended December 31, 2009 in which the issuer was an "affiliated person" are as follows:

	America First Absolute Return Portfolio Series 1	America First Absolute Return Portfolio Series 2	America First Defensive Growth Portfolio Series 3	America First Defensive Growth Portfolio Series 4
June 30, 2009
Shares	111,661	-	30,122	37,554
Cost	$ 1,100,075	$ -	$ 260,123	$ 393,173
Gross Additions
Shares	-	149,820	-	-
Cost	$ -	$ 1,500,156	$ -	$ -
Gross Deductions
Shares	(61,000)	(27,000)	(30,122)	-
Cost	$ (610,943)	$ (264,454)	$ (260,123)	$ -
December 31, 2009
Shares	50,661	122,820	-	37,554
Cost	$ 489,132	$ 1,235,702	$ -	$ 393,173
Market Value	$ 582,019	$ 1,268,608	$ -	$ 562,011
Realized gain (loss)	$ 95,394	$ 5,857	$ 214,556	$ -
Investment income	$ 26,145	$ 9,646	$ -	$ 1,513

	America First Defensive Growth Portfolio Series 5	America First Defensive Growth Portfolio Series 6	America First Income Trends Portfolio Series 2	America First Income Trends Portfolio Series 3
June 30, 2009
Shares	-	-	40,469	10,736
Cost	$ -	$ -	$ 387,393	$ 104,998
Gross Additions
Shares	38,594	405,629	-	5,024
Cost	$ 380,154	$ 4,151,035	$ -	$ 50,045
Gross Deductions
Shares	-	-	(40,469)	-
Cost	$ -	$ -	$ (387,393)	$ -
December 31, 2009
Shares	38,594	405,629	-	15,760
Cost	$ 380,154	$ 4,151,035	$ -	$ 155,043
Market Value	$ 442,384	$ 4,327,128	$ -	$ 167,508
Realized gain (loss)	$ -	$ -	$ 71,195	$ -
Investment income	$ -	$ 7,359	$ 34,087	$ 5,936

	America First Income Trends Portfolio Series 4	America First Income Trends Portfolio Series 5	Totals
June 30, 2009
Shares	-	-	230,542
Cost	$ -	$ -	$ 2,245,762
Gross Additions
Shares	211,585	322,187	1,132,839
Cost	$ 2,135,294	$ 3,290,804	$ 11,507,488
Gross Deductions
Shares	-	-	(158,591)
Cost	$ -	$ -	$ (1,522,913)
December 31, 2009
Shares	211,585	322,187	1,204,790
Cost	$ 2,135,294	$ 3,290,804	$ 12,230,337
Market Value	$ 2,197,924	$ 3,404,872	$ 12,952,454
Realized gain (loss)	$ -	$ -	$ 387,002
Investment income	$ 31,573	$ 20,976	$ 137,235

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

                            SEMI-ANNUAL REPORT

(8)

UNDERLYING FUND STRATEGY RISK

Each unit investment trust, including the UIT, is subject to specific risks, depending on the nature of the unit investment trust.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities. Additionally, unit investment trusts may be subject to greater liquidity risk than other types of funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust’s net asset value.

(9)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

(10)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through February 26, 2010, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2009, information regarding how the Fund voted proxies relating to portfolio securities during the period to June 30, 2009 will be available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2009, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
America First Quantitative Strategies Fund Class A	$ 0.059930
America First Quantitative Strategies Fund Class C	0.047902

The tax information above is reported for the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Renewal of America First Quantitative Strategies Fund Advisory Agreement

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously renewed the Advisory Agreement between the Trust, on behalf of the America First Quantitative Strategies Fund (the “Fund”), and America First Capital Management, LLC (the “Advisor”) at a meeting of the Board of Trustees held on September 16, 2009.

In connection with their deliberations regarding renewal of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Fund since inception, the Advisor’s services to the Fund, comparative fee and expense information and the Advisor’s profitability from managing the Fund.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees.

As to the nature, extent and quality of the services provided by the Advisor to the Fund, the Trustees reviewed the Advisor’s Form ADV, Parts I and II, which provided an overview of the services provided by the Advisor, as well as information on the corporate structure, officers, owners and compliance record of the Advisor.  The Board considered that, under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Board also considered that the Advisor manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund and that it is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolios of the Fund.

The Board noted that the Advisor pays expenses incurred by it in connection with acting as investment advisor, including expenses related to all employees, office space and facilities, and other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Advisory Agreement.  In addition, the Board considered that the Advisor pays all advertising, promotion and other expenses incurred in connection with the distribution of the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  Finally, the Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Advisory Agreement.

As to the Fund’s performance, the Board referred to the letter from the Advisor, which contained the Fund’s returns as of September 1, 2009 for the 1-month, 3-month, year-to-date and 12-month periods.  The Trustees noted that the Fund’s performance exceeded that of the S&P 500 during the period November 2, 2008 (the date on which the Fund changed its investment strategy) through September 1, 2009.  The Board also noted that the Fund had outperformed the S&P 500 for the 1-month, 3-month and year-to-date periods ended June 30, 2009.  The Board concluded that they were satisfied with the Fund’s performance.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition, and noted that the Advisor is participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The information reflected that while the Fund’s contractual management fee of 1.00% was in the higher range for the peer group, the Fund’s total expense ratio was lower than the average expense ratio of the peer group.  The Trustees concluded that the Fund’s management fees were reasonable in light of the quality of services the Fund receives from the Advisor.

As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund, and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where the Advisor could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

America First Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ITEM 2.

CODE OF ETHICS.

Not applicable at this time

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President,
Date: March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley
Treasurer
Date: March 2, 2010